UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Commodity Strategies Fund

BlackRock Global Long/Short Credit Fund

BlackRock Multi-Asset Real Return Fund

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Risk Allocation Fund

BlackRock Ultra-Short Obligations Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 — Schedule of Investments

Consolidated Schedule of Investments October 31, 2013 (Unaudited)	BlackRock Multi-Asset Real Return Fund
(Percentages shown are based on Net Assets)

Investment Companies	Shares	Value
Equity Funds — 30.8%
Alerian MLP ETF	40,138	$717,266
Energy Select Sector SPDR Fund	10,320	891,545
Health Care Select Sector SPDR Fund	16,901	891,359
iShares Gold Trust (a)(b)	68,095	875,021
iShares International Developed Real Estate ETF (b)	20,847	707,964
iShares U.S. Real Estate ETF (b)	10,556	698,490
SPDR S&P Oil & Gas Equipment & Services ETF	16,342	722,480

		5,504,125
Fixed Income Funds — 59.0%
BlackRock Floating Rate Income Portfolio, Institutional Class (b)	513,367	5,385,217
iShares Barclays 0-5 Year TIPS Bond Fund (b)	7,044	714,543
iShares iBoxx $ High Yield Corporate Bond ETF (b)	9,551	892,063

Investment Companies	Shares	Value
Fixed Income Funds (concluded)
iShares TIPS Bond ETF (b)	31,549	$3,562,829

		10,554,652

Short-Term Securities — 13.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	2,332,115	2,332,115
Total Investment Companies (Cost — $17,911,355*) — 102.9%		18,390,892
Liabilities in Excess of Other Assets — (2.9)%		(511,125)

Net Assets — 100.0%		$17,879,767

Notes to Consolidated Schedule of Investments

* As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$17,966,488

Gross unrealized appreciation	$541,411
Gross unrealized depreciation	(117,007)

Net unrealized appreciation	$424,404

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Shares Purchased		Shares Sold	Shares Held at October 31, 2013	Value at October 31, 2013	Income	Realized Loss
BlackRock Floating Rate Income Portfolio, Institutional Class	296,088	217,279		—	513,367	$5,385,217	$44,256	—
BlackRock Liquidity Funds, TempFund, Institutional Class	1,797,240	534,875	[1]	—	2,332,115	$2,332,115	$197	—
BlackRock Liquidity Series LLC, Money Market Series	—	—		—	—	—	$157	—
iShares Barclays 0-5 Year TIPS Bond Fund	—	7,044		—	7,044	$714,543	—	—
iShares 1-3 Year Credit Bond ETF	7,033	16,396		(23,429)	—	—	$2,801	$(8,414)
iShares TIPS Bond ETF	21,190	10,359		—	31,549	$3,562,829	$5,533	—
iShares U.S. Real Estate ETF	7,726	2,830		—	10,556	$698,490	$6,329	—
iShares Gold Trust	27,898	40,197		—	68,095	$875,021	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	6,432	3,119		—	9,551	$892,063	$10,639	—
iShares International Developed Real Estate ETF	15,263	5,584		—	20,847	$707,964	$6,281	—

[1]	Represents net shares purchased.

(c)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Consolidated Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD Australian Dollar CAD Canadian Dollar ETF Exchange Traded Fund EUR Euro GBP British Pound JPY Japanese Yen	LIBOR London Interbank Offered Rate MLP Master Limited Partnership S&P Standard & Poor’s SPDR Standard & Poor’s Depositary Receipts USD US Dollar

BLACKROCK FUNDS	OCTOBER 31, 2013	1

Consolidated Schedule of Investments (concluded)	BlackRock Multi-Asset Real Return Fund

•	Over-the-counter total return swaps outstanding as of October 31, 2013 were as follows:

Reference Entity	Fixed Amount	Counterparty	Expiration Date	Contracts	Market Value	Premiums Paid (Received)	Unrealized Depreciation
Excess Return on the S&P GSCI		JPMorgan Chase Bank
Commodity Index	USD 1,596,690[2]	N.A.	12/31/13	3,372	$(23,114)	$1	$(23,115)

[2]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Investment Companies	$18,390,892	—	—	$18,390,892

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Commodity contracts	—	$(23,115)	—	$(23,115)

[1]	Derivative financial instruments are swaps which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period ended October 31, 2013.

2	BLACKROCK FUNDS	OCTOBER 31, 2013

Consolidated Schedule of Investments October 31, 2013 (Unaudited)	BlackRock Strategic Risk Allocation Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)		Shares	Value
Fixed Income Funds — 21.2%
iShares TIPS Bond ETF		48,951	$5,528,036

U.S. Treasury Obligations — 14.0%		Par (000)
U.S. Treasury Notes, 1.88%, 2/28/14	USD	3,620	3,641,511
Total Long-Term Investments (Cost — $9,617,318) — 35.2%			9,169,547

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	15,421,522	$15,421,522
Total Short-Term Securities (Cost — $15,421,522) — 59.1%		15,421,522

Total Investments (Cost — $25,038,840*) — 94.3%		24,591,069
Other Assets Less Liabilities — 5.7%		1,499,474

Net Assets — 100.0%		$26,090,543

Notes to Consolidated Schedule of Investments

* As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$25,178,701

Gross unrealized appreciation	$—
Gross unrealized depreciation	(587,632)

Net unrealized depreciation	$(587,632)

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Shares Purchased		Shares Sold	Shares Held at October 31, 2013	Value at October 31, 2013	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	15,327,204	94,318	[1]	—	15,421,522	$15,421,522	$1,243	—
iShares TIPS Bond ETF	59,407	—		(10,456)	48,951	$5,528,036	$12,595	$(105,011)

[1]	Represents net shares purchased.

(b)	Represents the current yield as of report date.

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
1	ASX SPI 200 Futures	Sydney	December 2013	USD	127,974	$3,874
30	Australian Government Bond (10 Year)	Sydney	December 2013	USD	3,310,643	38,681
24	E-mini Russell 2000 Futures	New York	December 2013	USD	2,634,720	88,446
13	E-mini S&P 500 Futures	Chicago Mercantile	December 2013	USD	1,138,150	41,197
11	EURO STOXX 50 Index Futures	Eurex	December 2013	USD	456,871	27,804
2	FTSE 100 Index Futures	London	December 2013	USD	215,130	4,496
45	Japanese Government Bond (10 Year)	Tokyo	December 2013	USD	6,636,733	64,033
55	mini MSCI Emerging Markets Index Futures	New York	December 2013	USD	2,815,725	45,344
2	TOPIX Index Futures	Tokyo	December 2013	USD	243,974	4,532
Total						$318,407

BLACKROCK FUNDS	OCTOBER 31, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

•	Foreign currency exchange contracts as of October 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	16,526	USD	15,722	JPMorgan Chase Bank N.A.	12/06/13	$113
USD	25,305	AUD	27,788	Deutsche Bank AG	12/06/13	(896)
USD	129,835	EUR	98,491	Deutsche Bank AG	12/06/13	(3,900)
USD	84,481	GBP	54,121	Deutsche Bank AG	12/06/13	(2,273)
USD	508,500	JPY	50,585,633	JPMorgan Chase Bank N.A.	12/06/13	(6,054)
Total						$(13,010)

•	Centrally cleared credit default swaps — sold protection outstanding as of October 31, 2013 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 21
Version 1	5.00%	Chicago Mercantile	12/20/18	B+	USD	4,430	$102,879
CDX.NA.IG Series 21
Version 1	1.00%	Chicago Mercantile	12/20/18	BBB+		3,120	14,067
iTraxx Europe Crossover
Series 20 Version 1	5.00%	Intercontinental Exchange	12/20/18	BB-	EUR	1,230	48,844
iTraxx Europe Series 20
Version 1	1.00%	Intercontinental Exchange	12/20/18	A-		2,380	25,509
Total							$191,299

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Over-the-counter total return swaps outstanding as of October 31, 2013 were as follows:

Reference Entity	Fixed Notional Amount/Fixed Rate/ Floating Rate	Counterparty	Expiration Date		Contracts/ Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Canadian (10 Year) Bond Futures December 2013	CAD 1,182,150[3]	Bank of America N.A.	11/25/13		9	$17,848	—	$17,848
Canadian (10 Year) Bond Futures December 2013	CAD 2,495,650[3]	Bank of America N.A.	11/25/13		19	61,473	—	61,473
Long Gilt Futures December 2013	GBP 1,446,380[3]	Bank of America N.A.	11/26/13		13	63,073	—	63,073
Long Gilt Futures December 2013	GBP 667,560[3]	Bank of America N.A.	11/26/13		6	15,706	—	15,706
U.S. Treasury (10 Year) Notes Futures December 2013	USD 254,719[3]	Bank of America N.A.	11/26/13		2	8,468	—	8,468
Euro-Bund Futures December 2013	EUR 1,846,000[3]	Bank of America N.A.	12/04/13		13	61,813	—	61,813
Euro-Bund Futures December 2013	EUR 710,000[3]	Bank of America N.A.	12/04/13		5	16,192	—	16,192
JPMorgan EMBI Plus Index	3-month LIBOR Plus 0.65%[4]	JPMorgan Chase Bank N.A.	12/20/13	USD	2,410	27,957	—	27,957
JPMorgan EMBI Plus Index	3-month LIBOR Plus 0.65%[4]	JPMorgan Chase Bank N.A.	12/20/13	USD	1,200	6,853	—	6,853
Net Total Return on the FTSE EPRA/NAREIT Global REIT Index	3-month LIBOR Plus 0.14%[4]	JPMorgan Chase Bank N.A.	12/20/13		395	67,775	—	67,775

4	BLACKROCK FUNDS	OCTOBER 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

•	Over-the-counter total return swaps outstanding as of October 31, 2013 were as follows: (concluded)

Reference Entity	Fixed Amount/ Fixed Rate/ Floating Rate		Counterparty	Expiration Date	Contracts/ Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
S&P GSCI Light Energy Official Close Index	2,200,000	[3]	JPMorgan Chase Bank N.A.	9/19/14	USD	2,200	$(19,451)	—	$(19,451)
S&P GSCI Light Energy Official Close Index	970,000	[3]	JPMorgan Chase Bank N.A.	9/19/14	USD	970	(12,928)	—	(12,928)
Total							$314,779	—	$314,779

[3]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.
[4]	Fund receives the total return of the reference entity and pays the floating amount. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$5,528,036	—	—	$5,528,036
U.S. Treasury Obligations	—	$3,641,511	—	3,641,511
Short-Term Securities	15,421,522	—	—	15,421,522
Total	$20,949,558	$3,641,511	—	$24,591,069

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2013	5

Consolidated Schedule of Investments (concluded)	BlackRock Strategic Risk Allocation Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$191,299	—	$191,299
Equity contracts	$215,693	67,775	—	283,468
Foreign currency exchange contracts.	—	113	—	113
Interest rate contracts	102,714	279,383	—	382,097
Liabilities:
Commodity contracts.	—	(32,379)	—	(32,379)
Foreign currency exchange contracts	—	(13,123)	—	(13,123)
Total	$318,407	$493,068	—	$811,475

[1] Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,203	—	—	$2,203
Cash pledged for financial futures contracts	612,000	—	—	612,000
Cash pledged for centrally cleared swaps	440,000	—	—	440,000
Foreign currency at value	209,589	—	—	209,589
Total	$1,263,792	—	—	$1,263,792

There were no transfers between levels during the period ended October 31, 2013.

See Notes to Financial Statements.

6	BLACKROCK FUNDS	OCTOBER 31, 2013

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock Short Obligations Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Automobiles — 4.0%
Daimler Finance North America LLC, 0.84%, 1/09/15 (a)(b)	$500	$501,793
Volkswagen International Finance NV, 0.86%, 4/01/14 (a)(b)	500	500,453

		1,002,246
Commercial Banks — 27.5%
Australia & New Zealand Banking Group Ltd., 0.47%, 5/07/15 (a)(b)	400	400,363
The Bear Stearns Cos. LLC, 5.70%, 11/15/14	500	526,156
BPCE SA, 2.02%, 2/07/14 (a)(b)	625	627,476
Commonwealth Bank of Australia, 1.95%, 3/16/15	350	357,047
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 0.73%, 3/18/16 (b)	500	501,535
Credit Suisse USA, Inc., 5.13%, 1/15/14	250	252,490
HSBC Bank PLC, 2.00%, 1/19/14 (a)	750	752,793
JPMorgan Chase & Co., 4.75%, 3/01/15	250	262,935
JPMorgan Chase Bank NA, 0.49%, 7/30/15 (b)	250	250,302
Nordea Bank AB, 1.14%, 1/14/14 (a)(b)	500	501,031
Rabobank Nederland NV, 0.59%, 4/14/14 (b)	400	400,610
Societe Generale SA, 1.57%, 12/13/13 (a)(b)	300	300,309
Svenska Handelsbanken AB:
0.70%, 3/21/16 (b)	500	501,559
0.72%, 9/23/16 (b)	250	250,503
Wells Fargo Bank NA, 0.52%, 7/20/15 (b)	500	500,759
Westpac Banking Corp., 0.98%, 3/31/14 (a)(b)	500	501,638

		6,887,506
Diversified Financial Services — 6.9%
General Electric Capital Corp.:
5.90%, 5/13/14	500	515,036
0.62%, 1/09/15 (b)	702	704,479
Toyota Motor Credit Corp., 0.43%, 12/05/14 (b)	500	500,679

		1,720,194
Diversified Telecommunication Services — 2.0%
AT&T, Inc., 0.65%, 2/12/16 (b)	500	499,273
Finance — 2.0%
John Deere Capital Corp., 0.31%, 1/12/15 (b)	500	500,019
Food Products — 3.0%
General Mills, Inc., 0.54%, 1/29/16 (b)	250	250,167
Kellogg Co., 0.49%, 2/13/15 (b)	500	500,641

		750,808
Health Care Equipment & Supplies — 1.6%
Baxter International, Inc., 0.43%, 12/11/14 (b)	390	390,525
Health Care Providers & Services — 3.2%
Principal Life Global Funding II, 0.63%, 5/27/16 (a)(b)	500	500,899
Unitedhealth Group, Inc., 0.39%, 8/28/14 (b)	300	300,113

		801,012
Media — 2.0%
NBCUniversal Media LLC, 2.10%, 4/01/14	500	503,428
Metals & Mining — 2.0%
Rio Tinto Finance USA PLC, 1.09%, 6/17/16 (b)	500	503,769
Oil, Gas & Consumable Fuels — 2.2%
Total Capital Canada Ltd., 0.62%, 1/15/16 (b)	300	301,674

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
TransCanada Pipelines Ltd., 0.93%, 6/30/16 (b)	$250	$251,917

		553,591
Wireless Telecommunication Services — 6.0%
Cellco Partnership/Verizon Wireless Capital LLC:
7.38%, 11/15/13	500	500,942
5.55%, 2/01/14	500	505,531
Vodafone Group PLC, 0.65%, 2/19/16 (b)	500	499,953

		1,506,426
Total Long-Term Investments (Cost — $15,597,967) — 62.4%		15,618,797

Short-Term Securities
Certificates of Deposit
Yankee (c) — 14.8%
Bank of Nova Scotia, Houston, 0.45%, 3/27/14 (b)	500	500,557
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.72%, 4/02/14 (b)	500	500,997
BNP Paribas S.A., New York, 0.39%, 11/15/13	500	500,052
Credit Industriel et Commercial, New York, 0.54%, 12/05/13	300	300,102
Credit Suisse, New York, 0.69%, 12/06/13	250	250,130
Deutsche Bank A.G., New York, 0.71%, 2/05/14	250	250,309
Lloyds TSB Bank PLC, New York, 0.58%, 8/22/14	250	250,223
National Australia Bank Ltd., New York, 1.44%, 1/30/14 (b)	900	903,152
Natixis, New York, 0.50%, 5/09/14 (b)	250	250,081
Total Certificates of Deposit — 14.8%		3,705,603

Commercial Paper (d)
AXA Financial, Inc., 0.43%, 3/31/14	600	599,117
Charta LLC, 0.41%, 11/20/13	500	499,956
Daimler Finance North America LLC, 0.95%, 11/05/13	375	374,990
Reckitt Benckiser TSY:
0.60%, 12/09/13	500	499,908
0.55%, 1/03/14	300	299,908
Tesco Treasury Services PLC, 0.53%, 1/31/14	250	249,806
Vodafone Group PLC, 0.80%, 1/02/14	500	499,753
Total Commercial Paper — 12.1%		3,023,438

BLACKROCK FUNDS	OCTOBER 31, 2013	7

Schedule of Investments (continued)	BlackRock Short Obligations Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.74%, 11/22/13 (Purchased on 5/28/13 to be repurchased at $752,744, collateralized by various corporate/debt obligations, 4.75% to 12.00% due from 4/01/16 to 12/15/37, aggregate par and fair value of $854,475 and $896,740, respectively)	$750	$750,000
Total Value of Barclays Capital, Inc. (Collateral value of $896,740)		750,000
Mizuho Securities USA, 1.14%, 12/03/13 (e) (Purchased on 3/04/13 to be repurchased at $252,169, collateralized by various U.S. government sponsored agency and corporate/debt obligations, 1.67% to 6.42% due from 10/01/37 to 11/25/39, aggregate par and fair value of $1,838,374 and $270,704, respectively)	250	250,000
Total Value of Mizuho Securities USA (Collateral value of $270,704)		250,000

Repurchase Agreements	Par (000)	Value
RBS Securities, Inc., 1.00%, 11/04/13 (Purchased on 9/03/13 to be repurchased at $751,292, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 7.15% due from 6/01/28 to 9/27/45, aggregate par and fair value of $4,459,031 and $801,211, respectively)	$750	$750,000
Total Value of RBS Securities, Inc. (Collateral value of $801,211)		750,000
Total Repurchase Agreements — 7.0%		1,750,000
Total Short-Term Securities (Cost — $8,475,129) — 33.9%		8,479,041
Total Investments (Cost — $24,073,096*) — 96.3%		24,097,838
Other Assets Less Liabilities — 3.7%		928,845

Net Assets — 100.0%		$25,026,683

Notes to Schedule of Investments

* As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$24,073,096

Gross unrealized appreciation	$26,803
Gross unrealized depreciation	(2,061)

Net unrealized appreciation	$24,742

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Issuer is a US branch of a foreign domiciled bank.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

8	BLACKROCK FUNDS	OCTOBER 31, 2013

Schedule of Investments (concluded)	BlackRock Short Obligations Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Long-Term Investments	—	$15,618,797	—	$15,618,797
Short-Term Securities	—	8,479,041	—	8,479,041
Total	—	$24,097,838	—	$24,097,838

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, cash of $876,288 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels druing the period ended October 31, 2013.

BLACKROCK FUNDS	OCTOBER 31, 2013	9

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock Short-Term Treasury Fund
(Percentages shown are based on Net Assets)

Money Market Funds — 1.2%	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01% (a)(b)	189,725	$189,725

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (c)
0.17%, 11/14/13	$250	249,999
0.08%, 2/06/14	500	499,940
0.08%, 4/17/14	1,200	1,199,610
0.07%, 4/24/14	500	499,805
U.S. Treasury Notes:
0.50%, 11/15/13	100	100,012
0.25%, 11/30/13	2,250	2,250,263
0.25%, 1/31/14	1,150	1,150,584
1.75%, 1/31/14	500	502,090
0.25%, 2/28/14	1,400	1,400,711
0.25%, 4/30/14	950	950,631
0.25%, 5/31/14	550	550,430
0.63%, 7/15/14	450	451,600
Total U.S. Treasury Obligations — 65.4%		9,805,675

Repurchase Agreements
Deutsche Bank Securities, Inc., 0.10%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $1,000,003, collateralized by U.S. Treasury Note, 0.25% due at 5/31/15, par and fair value of $1,018,800 and $1,020,024, respectively)	1,000	1,000,000
Total Value of Deutsche Bank Securities, Inc. (Collateral value of $1,020,024)		1,000,000

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 0.10%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $1,188,003, collateralized by U.S. Treasury Note, 0.38% due at 6/15/15, par and fair value of $1,207,650 and $1,211,761, respectively)	$1,188	$1,188,000
Total Value of Mizuho Securities USA, Inc. (Collateral value of $1,211,761)		1,188,000
Morgan Stanley & Co. LLC, 0.10%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $1,000,003, collateralized by U.S. Treasury Bill, 0.00% due at 3/06/14, par and fair value of $1,020,300 and $1,020,084, respectively)	1,000	1,000,000
Total Value of Morgan Stanley & Co. LLC (Collateral value of $1,020,084)		1,000,000
RBS Securities, Inc., 0.08%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $2,000,004, collateralized by U.S. Treasury Note, 1.38% due at 9/30/18, par and fair value of $2,030,000 and $2,041,106, respectively)	2,000	2,000,000
Total Value of RBS Securities, Inc. (Collateral value of $2,041,106)		2,000,000
Total Repurchase Agreements — 34.6%		5,188,000
Total Investments (Cost — $15,182,754*) — 101.2%		15,183,400
Liabilities in Excess of Other Assets — (1.2)%		(182,516)

Net Assets — 100.0%		$15,000,884

Notes to Schedule of Investments

* As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$15,182,754

Gross unrealized appreciation	$829
Gross unrealized depreciation	(183)

Net unrealized appreciation	$646

(a)	Represents the current yield as of report date.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity (Shares)	Shares Held at October 31, 2013	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	189,725	189,725	$2

(c)	Rate shown reflects the discount rate at the time of purchase.

10	BLACKROCK FUNDS	OCTOBER 31, 2013

Schedule of Investments (concluded)	BlackRock Short-Term Treasury Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	$189,725	$14,993,675	—	$15,183,400

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, a bank overdraft of $(187,999) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK FUNDS	OCTOBER 31, 2013	11

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock Ultra-Short Obligations Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Banks — 28.7%
Australia and New Zealand Banking Group Ltd.:
1.25%, 12/20/13 (a)(b)	$410	$410,567
0.98%, 1/10/14 (b)	200	200,321
Bank of Montreal, 0.71%, 4/29/14 (b)	500	501,228
BNP Paribas SA, 1.14%, 1/10/14 (b)	300	300,465
BPCE SA, 2.02%, 2/07/14 (a)(b)	799	802,165
Credit Agricole SA, 1.69%, 1/21/14 (a)(b)	1,150	1,153,301
HSBC Bank PLC, 2.00%, 1/19/14 (a)	250	250,931
JPMorgan Chase & Co., 1.00%, 5/02/14 (b)	300	301,061
Lloyds TSB Bank PLC:
1.86%, 2/17/14 (b)	100	100,308
3.74%, 4/17/14 (b)	220	222,815
Societe Generale SA, 1.30%, 4/11/14 (b)	700	702,714
Sumitomo Mitsui Banking Corp., 1.19%, 7/22/14 (a)(b)	500	502,610
Svenska Handelsbanken AB, 4.88%, 6/10/14 (a)	1,000	1,026,478
Wells Fargo & Co., 3.75%, 10/01/14	575	592,398
Westpac Banking Corp., 0.99%, 12/09/13 (b)	120	120,089

		7,187,451
Diversified Financial Services — 2.0%
American Express Credit Corp., 1.10%, 6/24/14 (b)	300	301,431
General Electric Capital Corp., 0.32%, 12/20/13 (b)	200	200,008

		501,439
Metals & Mining — 2.1%
Rio Tinto Finance USA Ltd., 8.95%, 5/01/14	500	520,240
Wireless Telecommunication Services — 2.5%
Cellco Partnership/Verizon Wireless Capital LLC:
7.38%, 11/15/13	350	350,659
5.55%, 2/01/14	264	266,921

		617,580
Total Long-Term Investments (Cost — $8,827,736) — 35.3%		8,826,710

Short-Term Securities
Certificates of Deposit	Par (000)	Value
Yankee (c) — 16.0%
Bank of Nova Scotia, Houston, 0.75%, 2/10/14 (b)	1,000	1,001,515
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.86%, 3/07/14 (b)	400	400,854
Barclays Bank PLC, New York, 0.45%, 5/30/14 (b)	250	249,972
BNP Paribas S.A., New York, 0.35%, 3/06/14	350	350,098
Canadian Imperial Bank of Commerce, New York:
0.27%, 3/03/14 (b)	750	750,427
0.30%, 4/01/14 (b)	250	250,033
Credit Suisse, New York, 0.69%, 12/06/13	250	250,130
Lloyds TSB Bank PLC, New York, 0.58%, 8/22/14	750	750,670
Total Certificates of Deposit — 16.0%		4,003,699

Commercial Paper	Par (000)	Value
AXA Financial, Inc., 0.43%, 3/31/14 (d)	$600	$599,117
BNP Paribas Finance, Inc., 0.46%, 2/14/14 (d)	325	324,789
British Telecommunications PLC, 0.72%, 3/07/14 (d)	500	499,384
Cafco LLC, 0.40%, 2/04/14 (d)	475	474,739
Charta LLC, 0.40%, 11/20/13 (d)	425	424,962
Ciesco LLC, 0.38%, 12/06/13 (d)	750	749,857
Daimler Finance North America LLC:
0.95%, 11/05/13 (d)	375	374,990
0.34%, 2/03/14 (d)	750	749,392
Macquarie Bank Ltd., 0.42%, 1/15/14 (d)	250	249,899
Natexis Banques Populaires US, 0.45%, 1/17/14 (d)	250	249,896
Nissan Motor Acceptance Corp., 0.32%, 12/04/13 (d)	300	299,928
Societe Generale N.A., Inc., 0.42%, 1/31/14 (d)	340	339,824
Suncorp Metway Ltd.:
0.62%, 11/12/13 (d)	575	574,978
0.43%, 4/16/14 (d)	500	499,297
Vodafone Group PLC:
0.58%, 1/02/14 (d)	500	499,753
0.73%, 1/02/14 (d)	250	249,877
0.45%, 6/25/14 (d)	250	249,169
Westpac Banking Corp., 0.31%, 11/29/13 (b)	500	499,989
Total Commercial Paper — 31.6%		7,909,840

Corporate Notes — 3.5%
Sanofi-Aventis SA, 0.56%, 3/28/14 (b)	860	861,217

Money Market Funds — 0.4%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	105,052	105,052

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.74%, 11/22/13 (Purchased on 5/28/13 to be repurchased at $752,744, collateralized by various corporate/debt obligations, 4.75% to 11.00% due from 6/01/14 to 12/15/37, aggregate par and fair value of $855,152 and $896,778, respectively)	750	750,000
Total Value of Barclays Capital, Inc. (Collateral value of $896,778)		750,000

12	BLACKROCK FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Ultra-Short Obligations Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.31%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $500,004, collateralized by various corporate/debt obligations, 0.00% to 9.13% due from 6/25/14 to 5/10/63, aggregate par and fair value of $1,150,997 and $550,386, respectively)	$500	$500,000
Total Value of Citigroup Global Markets, Inc. (Collateral value of $550,386)		500,000
Deutsche Bank Securities, Inc., 0.37%, 11/07/13 (g) (Purchased on 8/13/13 to be repurchased at $750,663, collateralized by various corporate/debt obligations, 0.00% to 12.00% due from 4/01/14 to 12/11/49, aggregate par and fair value of $1,747,279 and $870,337, respectively)	750	750,000
Total Value of Deutsche Bank Securities, Inc. (Collateral value of $870,337)		750,000
JPMorgan Securities LLC, 0.56%, 11/19/13 (Purchased on 8/22/13 to be repurchased at $751,038, collateralized by various corporate/debt obligations, 0.27% to 6.19% due from 1/25/16 to 6/12/50, aggregate par and fair value of $6,179,669 and $882,529, respectively)	750	750,163
Total Value of JPMorgan Securities LLC (Collateral value of $882,529)		750,163

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, 1.14%, 12/03/13 (h) (Purchased on 3/04/13 to be repurchased at $252,169, collateralized by various corporate/debt and U.S.government sponsored agency obligations, 1.67% to 6.42% due from 10/01/37 to 11/25/39, aggregate par and fair value of $1,838,374 and $270,704, respectively)	$250	$250,000
Total Value of Mizuho Securities USA (Collateral value of $270,704)		250,000
RBS Securities, Inc., 1.00%, 11/04/13 (Purchased on 9/03/13 to be repurchased at $250,431, collateralized by various corporate/debt and U.S.government sponsored agency obligations, 0.00% to 7.15% due from 6/01/28 to 9/27/45, aggregate par and fair value of $1,437,909 and $270,312, respectively)	250	250,000
Total Value of RBS Securities, Inc. (Collateral value of $270,312)		250,000
Total Repurchase Agreements — 13.0%		3,250,163
Total Short-Term Securities (Cost — $16,125,118) — 64.5%		16,129,971
Total Investments (Cost — $24,952,854*) — 99.8%		24,956,681
Other Assets Less Liabilities — 0.2%		48,418

Net Assets — 100.0%		$25,005,099

Notes to Schedule of Investments

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$24,952,854

Gross unrealized appreciation	$6,100
Gross unrealized depreciation	(2,273)

Net unrealized appreciation	$3,827

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Issuer is a US branch of a foreign domiciled bank.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at July 31, 2013	Net Activity (Shares)	Shares held at October 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	18,935	86,117	105,052	$33

(f)	Represents the current yield as of report date.

(g)	Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(h)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BLACKROCK FUNDS	OCTOBER 31, 2013	13

Schedule of Investments (concluded)	BlackRock Ultra-Short Obligations Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Long-Term Investments	—	$8,826,710	—	$8,826,710
Short-Term Securities	$105,052	16,024,919	—	16,129,971
Total	$105,052	$24,851,629	—	$24,956,681

[1] See above Schedule of Investments for values in each security type.

There were no transfers between levels druing the period ended October 31, 2013.

14	BLACKROCK FUNDS	OCTOBER 31, 2013

Consolidated Schedule of Investments October 31, 2013 (Unaudited)	BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)

Commodity-Linked Notes	Par (000)		Value
Citigroup, Inc. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index 4 Month Forward Total ReturnSM, multiplied by 3), 9/08/14	USD	7,500	$7,691,917
International Bank for Reconstruction & Development 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index 4 Month Forward Total ReturnSM, multiplied by 3), 8/15/14		14,000	14,371,035
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index 4 Month Forward Total ReturnSM, multiplied by 3), 3/10/14		5,000	3,151,500
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index 4 Month Forward Total ReturnSM, multiplied by 3), 5/09/14		6,500	5,118,100
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM, multiplied by 3), 8/08/14		10,500	10,462,200
Swedish Export Credit Corp. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index 4 Month Forward Total ReturnSM, multiplied by 3), 5/29/14		6,000	5,298,380
UBS AG 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index 4 Month Forward Total ReturnSM, multiplied by 3), 5/22/14		6,000	5,310,414
UBS AG 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM, multiplied by 3), 8/01/14		10,000	9,947,301
Total Commodity-Linked Notes — 14.7%			61,350,847

Common Stocks	Shares
Biotechnology — 0.2%
Genus PLC		28,650	605,462
Chemicals — 2.8%
Agrinos AS (a)		70,000	117,587
Agrium, Inc.		10,000	853,200
American Vanguard Corp.		4,300	112,230
CF Industries Holdings, Inc.		1,000	215,600
Johnson Matthey PLC		10,205	491,103
Monsanto Co.		21,000	2,202,480
The Mosaic Co.		43,500	1,994,475
Phosagro OAO — GDR		16,000	161,208
Potash Corp. of Saskatchewan, Inc.		69,000	2,145,900
Syngenta AG, Registered Shares		4,800	1,937,360
Uralkali OJSC — GDR, Registered Shares		44,000	1,169,199
Yara International ASA		5,000	215,337

			11,615,679

Common Stocks	Shares	Value
Energy Equipment & Services — 4.2%
Cameron International Corp. (a)	26,250	$1,440,075
Ensco PLC, Class A	34,350	1,980,277
Halliburton Co.	82,000	4,348,460
National Oilwell Varco, Inc.	26,650	2,163,447
Schlumberger Ltd.	80,450	7,539,774

		17,472,033
Food & Staples Retailing — 0.3%
The Andersons, Inc.	17,000	1,261,060
Food Products — 4.6%
Adecoagro SA	63,750	510,000
Archer-Daniels-Midland Co.	72,000	2,944,800
BRF-Brasil Foods SA — ADR	95,000	2,225,850
Bunge Ltd.	32,000	2,628,160
China Agri-Industries Holdings Ltd.	709,800	333,355
Devro PLC	20,000	101,600
First Resources Ltd.	380,000	596,191
Glanbia PLC	40,000	560,481
GrainCorp Ltd., Class A	35,764	416,982
Hormel Foods Corp.	5,000	217,300
Ingredion, Inc.	22,000	1,446,720
Kernel Holding SA (a)	8,000	107,615
New Britain Palm Oil Ltd.	30,200	192,693
Origin Enterprises PLC (a)	63,424	616,578
Pilgrim’s Pride Corp.	25,500	361,335
SunOpta, Inc. (a)	75,000	807,750
Tate & Lyle PLC	17,000	215,748
Tyson Foods, Inc., Class A	108,000	2,988,360
Wilmar International Ltd.	664,000	1,846,943

		19,118,461
Machinery — 0.8%
AGCO Corp.	6,000	350,280
CNH Industrial NV	38,280	449,024
Deere & Co.	12,000	982,080
Kubota Corp.	115,000	1,702,762

		3,484,146
Metals & Mining — 14.6%
African Minerals Ltd. (a)	68,841	205,416
African Rainbow Minerals Ltd.	18,690	357,836
Agnico-Eagle Mines Ltd.	27,754	824,115
Alamos Gold, Inc.	75,180	1,197,660
Anglo American PLC	51,766	1,230,829
AngloGold Ashanti Ltd.	12,465	188,401
Antofagasta PLC	95,679	1,307,652
B2Gold Corp. (a)	84,644	209,448
Banro Corp. (a)	96,439	79,545
Barrick Gold Corp.	44,726	869,940
Beadell Resources Ltd. (a)	622,037	542,753
BHP Billiton PLC	187,212	5,777,124
Detour Gold Corp. (a)	31,056	253,774

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names	ADR American Depositary Receipts	GBP British Pound
and descriptions of many of the securities have been abbreviated according to the	AKA Also Known As	GDR Global Depositary Receipts
following list:	CHF Swiss Franc	LIBOR London Interbank Offered Rate
	CLO Collateralized Loan Obligation	REIT Real Estate Investment Trust
	ETF Exchange Traded Fund	SEK Swedish Krona
	EUR Euro	USD US Dollar
FKA Formerly Known As

BLACKROCK FUNDS	OCTOBER 31, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Mining (concluded)
Eldorado Gold Corp.	203,926	$1,374,958
First Quantum Minerals Ltd.	129,825	2,462,896
Fortescue Metals Group Ltd.	280,604	1,376,197
Franco-Nevada Corp.	31,864	1,433,597
Freeport-McMoRan Copper & Gold, Inc.	65,302	2,400,502
Fresnillo PLC	119,444	1,867,236
Glencore Xstrata PLC	864,692	4,705,881
Goldcorp, Inc.	120,986	3,081,943
Harmony Gold Mining Co. Ltd.	107,948	372,484
IAMGOLD Corp.	32,939	168,383
Iluka Resources Ltd.	72,866	707,271
Industrias Penoles SAB de CV	23,258	675,302
Kenmare Resources PLC (a)	831,782	271,406
Kinross Gold Corp.	69,062	351,056
Kumba Iron Ore Ltd.	12,925	540,527
London Mining PLC (a)	116,978	244,220
Lundin Mining Corp. (a)	180,000	811,394
Mineral Deposits Ltd. (a)	119,541	353,037
Nevsun Resources Ltd.	248,000	903,851
New Gold, Inc. (a)	292,277	1,715,566
Newcrest Mining Ltd.	106,619	1,033,854
Newmont Mining Corp.	12,000	327,120
Osisko Mining Corp. (a)	79,610	388,639
PanAust Ltd.	496,192	941,656
Platinum Group Metals Ltd. (a)	250,000	290,126
Polymetal International PLC	29,854	287,211
Polyus Gold International Ltd.	119,567	369,935
Randgold Resources Ltd. — ADR	30,385	2,245,451
Rio Tinto PLC	98,371	4,977,628
Romarco Minerals, Inc. (a)	281,341	101,187
Silver Wheaton Corp.	58,281	1,322,523
Sirius Resources NL	128,340	318,808
Sociedad Minera Cerro Verde SAA	25,787	665,047
Tahoe Resources, Inc. (a)	33,004	633,712
Teck Resources Ltd., Class B	77,307	2,068,638
Vale SA — ADR, Preference Shares	205,053	3,001,976
Vedanta Resources PLC	46,382	790,261
Volcan Cia Minera SAA, Class B	684,861	321,067
Western Areas Ltd.	143,917	379,761
Yamana Gold, Inc.	144,285	1,430,880
Zhaojin Mining Industry Co. Ltd., H Shares	147,500	119,127

		60,876,807
Oil, Gas & Consumable Fuels — 21.1%
Anadarko Petroleum Corp.	55,613	5,299,363
BG Group PLC	260,400	5,312,120
BP PLC	735,300	5,707,891
Cairn Energy PLC (a)	286,900	1,299,995
Cameco Corp.	34,458	654,029
Caracal Energy, Inc.	170,000	1,308,384
Chevron Corp.	91,750	11,006,330
ConocoPhillips	74,750	5,479,175
CONSOL Energy, Inc.	46,828	1,709,222
Cosan Ltd., Class A	17,300	272,648
Devon Energy Corp.	35,300	2,231,666
Enbridge, Inc.	29,800	1,291,862
ENI SpA	90,716	2,303,011
EOG Resources, Inc.	30,900	5,512,560
EQT Corp.	21,600	1,849,176
Exxon Mobil Corp.	104,232	9,341,272
Hess Corp.	59,050	4,794,860
Hyperdynamics Corp. (a)	8,625	31,136
Kosmos Energy Ltd.	97,121	1,035,310
Noble Energy, Inc.	70,100	5,252,593
Oil Search Ltd.	168,150	1,351,859
Phillips 66	27,769	1,789,157

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Range Resources Corp.	35,650	$2,699,061
Royal Dutch Shell PLC, B Shares	119,600	4,140,587
Scorpio Tankers, Inc.	66,600	768,564
Suncor Energy, Inc.	65,300	2,373,008
TransCanada Corp.	71,700	3,231,365

		88,046,204
Paper & Forest Products — 0.1%
Canfor Corp.	15,000	298,518
Louisiana-Pacific Corp.	13,000	221,130

		519,648
Real Estate Investment Trusts (REITs) — 0.2%
Weyerhaeuser Co.	26,000	790,400
Total Common Stocks — 48.9%		203,789,900

Investment Companies
ELEMENTSSM Linked to the Rogers International Commodity Index — Total Return (a)	80,000	652,000
ETFS All Commodities DJ-UBSCISM (a)	250,000	3,262,500
PowerShares DB Commodity Index Tracking Fund (a)	160,000	4,120,000
Total Investment Companies — 2.0%		8,034,500
Total Long-Term Investments (Cost — $276,707,736) — 65.6%		273,175,247

Short-Term Securities
Money Market Funds — 2.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	10,604,809	10,604,809
	Par (000)
U.S. Treasury Bills — 31.4%
0.01%, 11/21/13 (d)	7,000	6,999,941
0.03%, 12/12/13 (d)	18,000	17,996,172
0.05%, 2/06/14 (d)	106,000	105,987,174

		130,983,287
Total Short-Term Securities (Cost — $141,600,510) — 34.0%		141,588,096
Total Investments (Cost — $418,308,246*) — 99.6%		414,763,343
Other Assets Less Liabilities — 0.4%		1,795,744

Net Assets — 100.0%		$416,559,087

16	BLACKROCK FUNDS	OCTOBER 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

Notes to Consolidated Schedule of Investments

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$419,649,401

Gross unrealized appreciation	$21,351,396
Gross unrealized depreciation	(26,237,454)

Net unrealized depreciation	$(4,886,058)

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	15,958,082	(5,353,273)	10,604,809	$1,249

(c)	Represents the current yield as of report date.

(d)	Rate shown reflects the discount rate at the time of purchase.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS	OCTOBER 31, 2013	17

Consolidated Schedule of Investments (concluded)	BlackRock Commodity Strategies Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Commodity-Linked Notes	—	—	$61,350,847	$61,350,847
Common Stocks:
Biotechnology	—	$605,462	—	605,462
Chemicals	$8,971,879	2,643,800	—	11,615,679
Energy Equipment & Services	17,472,033	—	—	17,472,033
Food & Staples Retailing	1,261,060	—	—	1,261,060
Food Products	15,307,334	3,811,127	—	19,118,461
Machinery	1,781,384	1,702,762	—	3,484,146
Metals & Mining	31,881,702	28,995,105	—	60,876,807
Oil, Gas & Consumable Fuels	67,930,741	20,115,463	—	88,046,204
Paper & Forest Products	519,648	—	—	519,648
Real Estate Investment Trusts (REITs)	790,400	—	—	790,400
Investment Companies	8,034,500	—	—	8,034,500
Short-Term Securities:
Money Market Funds	10,604,809	—	—	10,604,809
U.S. Treasury Bills	—	130,983,287	—	130,983,287
Total	$164,555,490	$188,857,006	$61,350,847	$414,763,343

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, cash of $1,060,907 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between Level 1 and Level 2 during the period ended October 31, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Commodity-Linked Notes
Assets:
Opening Balance, as of July 31, 2013	$58,525,843
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	(3,504,332)
Net change in unrealized appreciation/depreciation[1]	3,325,004
Purchases	7,500,000
Sales	(4,495,668)
Closing Balance, as of October 31, 2013	$61,350,847

[1]	The change in unrealized appreciation/depreciation on investments still held as of October 31, 2013 was $(81,459).

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

18	BLACKROCK FUNDS	OCTOBER 31, 2013

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Cayman Islands — 2.1%
ACAS CLO Ltd.:
Series 2007-1A, Class A1S, 0.45%, 4/20/21 (a)(b)	USD	7,220	$7,057,550
Series 2012-1A, Class D, 5.10%, 9/20/23 (a)(b)		1,685	1,685,000
Series 2013-1A, Class C, 2.99%, 4/20/25 (a)(b)		1,000	960,000
ALM V Ltd., Series 2012-5A, Class C, 4.76%, 2/13/23 (a)(b)		500	497,500
ALM VI Ltd., Series 2012-6A, Class C, 5.03%, 6/14/23 (a)(b)		2,000	2,007,000
ALM VII R Ltd., Series 2013-7RA, Class C, 3.71%, 4/24/24 (a)(b)		3,920	3,760,456
Apidos CLO XII, Series 2013-12A, Class D, 3.32%, 4/15/25 (a)(b)		1,500	1,386,750
Ares XXV CLO Ltd., Series 2012-3X, Class C, 3.42%, 1/17/24 (b)		1,300	1,295,125
Babson CLO Ltd., Series 2012-2A, Class C, 4.88%, 5/15/23 (a)(b)		1,285	1,286,927
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.53%, 10/22/25 (a)(b)		1,750	1,640,975
Benefit Street Partners CLO Ltd.:
Series 2012-IA, Class C, 4.77%, 10/15/23 (a)(b)		500	500,000
Series 2013-IIIA, Class C, 3.49%, 1/20/26		2,100	1,928,115
Carlyle Global Market Strategies CLO Ltd., Series 2012-2A, Class D, 4.94%, 7/20/23 (a)(b)		5,000	5,012,500
Chatham Light CLO Ltd., Series 2005-2A, Class B, 0.97%, 8/03/19 (a)(b)		4,250	4,154,375
CIFC Funding Ltd.:
Series 2012-1A, Class B1L, 5.53%, 8/14/24 (a)(b)		500	501,850
Series 2013-3A, Class C, 3.52%, 10/24/25 (a)(b)		2,000	1,837,200
Dryden XXII Senior Loan Fund, Series 2011-22A, Class C, 5.24%, 1/15/22 (a)(b)		6,905	6,905,000
ECP CLO Ltd.:
Series 2008-1A, Class A2, 3.25%, 3/17/22 (a)(b)		3,250	3,250,000
Series 2013-5A, Class C, 3.74%, 1/20/25 (a)(b)		1,750	1,639,750
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.93%, 3/21/24 (a)(b)		500	482,100
Flatiron CLO Ltd., Series 2012-1A, Class C, 4.77%, 10/25/24 (a)(b)		625	626,625
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 2.88%, 4/15/25 (a)(b)		1,000	952,500
ING IM CLO Ltd., Series 2012-3A, Class D, 4.99%, 10/15/22 (a)(b)		2,321	2,323,321
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.42%, 7/15/25 (a)(b)		1,640	1,619,008
Madison Park Funding XI Ltd., Series 2013-11A, Class C, 3.01%, 10/23/25 (a)(b)		2,680	2,591,292
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 1.42%, 7/22/24 (a)(b)		2,320	2,291,000
Neuberger Berman CLO Ltd., Series 2012-12A, Class D, 5.74%, 7/25/23 (a)(b)		2,000	2,010,000
North End CLO Ltd., Series 2013-1A, Class D, 3.77%, 7/17/25 (a)(b)		750	696,000
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.47%, 10/25/25 (a)(b)		1,000	937,890
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.97%, 5/15/23 (a)(b)		3,200	3,203,200
OZLM Funding Ltd., Series 2013-4A, Class C, 3.47%, 7/22/25 (a)(b)		1,000	908,500

Asset-Backed Securities	Par (000)		Value
Cayman Islands (concluded)
Race Point V CLO Ltd., Series 2011-5A, Class B, 2.77%, 12/15/22 (a)(b)	USD	4,300	$4,304,300
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.24%, 1/17/25 (a)(b)		1,750	1,710,100
Tyron Park CLO Ltd., Series 2013-1A, Class C, 3.77%, 7/15/25 (a)(b)		1,000	950,200
Waterfront CLO Ltd., Series 2007-1A, Class B, 1.19%, 8/02/20 (a)(b)		3,500	3,277,400
West CLO Ltd., Series 2013-1A, Class B, 3.14%, 11/07/25 (a)(b)		2,250	2,173,725

			78,363,234
Italy — 0.4%
Berica PMI Srl, Series 2013-1, Class A1X, 2.63%, 5/31/57		9,476	13,001,867
United States — 0.0%
Adirondack Park CLO Ltd.:
Series 2013-1A, Class D, 3.92%, 4/15/24 (a)(b)		1,250	1,196,875
Series 2013-1A, Class E, 4.92%, 4/15/24 (a)(b)		500	455,000

			1,651,875
Total Asset-Backed Securities — 2.5%			93,016,976

Common Stocks		Shares	Value
Ireland — 0.1%
Smurfit Kappa Group PLC		211,800	5,161,926
United States — 0.6%
The ADT Corp.		162,755	7,058,684
Altera Corp.		112,240	3,771,264
Apple, Inc.		12,810	6,691,304
International Business Machines Corp.		18,650	3,342,267
The Western Union Co.		29,900	508,898

			21,372,417
Total Common Stocks — 0.7%			26,534,343

Corporate Bonds		Par (000)	Value
Australia — 0.8%
Virgin Australia Trust:
Series 2013-1, Class B, 6.00%, 4/23/22 (a)	USD	5,030	5,118,025
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		11,620	11,794,300
Series 2013-1, Class D, 8.50%, 10/23/16 (a)		10,730	10,890,950

			27,803,275
Austria — 0.2%
Vienna Insurance Group AG Wiener Versicherung Gruppe, 5.75%, 10/09/43 (b)	EUR	4,700	6,764,334
Belgium — 0.3%
Anheuser-Busch InBev NV, 4.00%, 9/24/25	GBP	5,790	9,611,008
Ontex IV SA, 7.50%, 4/15/18	EUR	1,700	2,439,703

			12,050,711
Bermuda — 0.3%
Aircastle Ltd.:
6.25%, 12/01/19	USD	2,455	2,614,575
7.63%, 4/15/20		1,000	1,120,000
Digicel Ltd., 6.00%, 4/15/21 (a)		4,175	4,049,750

BLACKROCK FUNDS	OCTOBER 31, 2013	19

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Bermuda (concluded)
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19 (a)	USD	682	$683,745
Seadrill Ltd., 5.63%, 9/15/17 (a)		1,933	1,995,823

			10,463,893
Canada — 0.8%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)		1,173	1,268,306
Air Canada, 6.75%, 10/01/19 (a)		8,000	8,180,000
Air Canada Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 11/15/22 (a)		2,000	1,935,000
Series 2013-1, Class C, 6.63%, 5/15/18 (a)		3,045	2,995,671
Bombardier, Inc., 4.25%, 1/15/16 (a)		947	987,247
Canadian National Railway Co., 4.50%, 11/07/43		9,640	9,518,334
Valeant Pharmaceuticals International, 6.75%, 8/15/18 (a)		5,594	6,125,430

			31,009,988
Cayman Islands — 0.5%
Punch Taverns Finance B Ltd.:
Series A3, 7.37%, 6/30/22	GBP	1,049	1,723,338
Series A6, 5.94%, 12/30/24		3,963	6,195,464
Series A7, 4.77%, 6/30/33		4,107	6,190,565
Transocean, Inc.:
6.50%, 11/15/20	USD	300	340,375
6.38%, 12/15/21		850	957,669
Wynn Macau Ltd., 5.25%, 10/15/21 (a)		3,555	3,634,987

			19,042,398
Czech Republic — 0.0%
RPG Byty Sro, 6.75%, 5/01/20	EUR	811	1,106,645
Finland — 0.2%
Citycon Oyj, 3.75%, 6/24/20		6,380	8,794,578
France — 2.3%
Aeroports de Paris, 2.75%, 6/05/28		2,900	3,864,960
Autoroutes du Sud de la France SA:
4.13%, 4/13/20		1,400	2,135,978
2.88%, 1/18/23		1,900	2,635,054
BPCE SA, 5.70%, 10/22/23 (a)	USD	18,000	18,460,260
Electricite de France SA, 2.75%, 3/10/23	EUR	800	1,103,257
Eutelsat SA, 3.13%, 10/10/22		1,100	1,504,009
Gecina SA, 2.88%, 5/30/23		2,200	2,881,199
Kering, 2.50%, 7/15/20		3,600	4,953,171
Lafarge SA, 4.75%, 9/30/20		4,975	7,050,354
Plastic Omnium SA, 2.88%, 5/29/20		13,300	17,778,238
RTE Reseau de Transport d’Electricite SA, 2.88%, 9/12/23		7,900	10,903,911
Société Générale SA, 2.38%, 2/28/18		4,700	6,621,199
Vivendi SA, 2.38%, 1/21/19		2,700	3,694,870

			83,586,460
Germany — 3.1%
Allianz SE, 5.05%, 10/24/70		21,100	29,128,208
Bayerische Landesbank, 4.50%, 2/07/19 (b)		5,100	6,422,520
Commerzbank AG:
3.63%, 7/10/17		4,490	6,550,105
7.75%, 3/16/21		14,400	21,594,819
8.13%, 9/19/23 (a)	USD	5,045	5,385,537
Deutsche Pfandbriefbank AG, 2.96%, 9/11/17	EUR	13,550	18,643,185
Evonik Industries AG, 1.88%, 4/08/20		2,330	3,139,969
HSH Nordbank AG:
1.03%, 2/14/17 (b)		3,321	3,133,827
1.07%, 2/14/17 (b)		6,604	6,231,796

Corporate Bonds	Par (000)		Value
Germany (concluded)
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	1,100	$1,752,147
ThyssenKrupp AG, 4.00%, 8/27/18		6,430	9,110,728
Vier Gas Transport GmbH, 3.13%, 7/10/23		3,065	4,352,074

			115,444,915
Guernsey — 0.3%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust:
Series 2012-1, Class A, 5.13%, 11/30/24 (a)	USD	1,038	1,040,149
Series 2013-1, 5.25%, 5/30/23 (a)		8,700	8,700,000

			9,740,149
Ireland — 1.0%
AIB Mortgage Bank:
4.88%, 6/29/17	EUR	5,586	8,266,576
2.63%, 7/28/17		1,390	1,932,110
Bank of Ireland Mortgage Bank, 3.63%, 10/02/20		2,750	3,863,091
Cloverie PLC for Zurich Insurance Co. Ltd., 7.50%, 7/24/39 (b)		7,150	11,789,447
CRH Finance Ltd., 3.13%, 4/03/23		2,675	3,648,200
DEPFA Bank PLC, 0.90%, 12/15/15 (b)		5,130	6,073,963

			35,573,387
Italy — 4.7%
A2A SpA, 4.38%, 1/10/21		6,050	8,687,074
ACEA SpA, 3.75%, 9/12/18		6,300	8,990,957
Banca Monte dei Paschi di Siena SpA, 4.88%, 9/15/16		5,122	7,288,232
Banca Popolare dell’Emilia Romagna SC, 3.38%, 10/22/18		12,100	16,602,026
Cerved Group SpA, 6.38%, 1/15/20		1,945	2,786,079
Credito Emiliano SpA, 3.25%, 7/09/20		3,560	4,975,541
Enel SpA, 8.75%, 9/24/73 (a)(b)	USD	11,375	12,322,537
Gtech SpA, 3.50%, 3/05/20	EUR	1,000	1,424,965
Mediaset SpA, 5.13%, 1/24/19		7,085	9,751,483
Mediobanca SpA, 3.63%, 10/17/23		11,905	16,506,814
Snam SpA:
3.88%, 3/19/18		1,419	2,075,573
3.50%, 2/13/20		13,095	18,231,317
Telecom Italia SpA:
6.38%, 6/24/19	GBP	6,600	11,021,059
5.88%, 5/19/23		5,650	8,762,405
UniCredit SpA:
6.95%, 10/31/22	EUR	2,920	4,285,067
5.90%, 10/28/25 (b)		23,290	32,014,224
Unione di Banche Italiane SCPA, 3.25%, 10/14/20		7,715	10,689,189

			176,414,542
Jersey — 0.3%
Atrium European Real Estate Ltd., 4.00%, 4/20/20		3,570	4,931,952
Enterprise Funding Ltd., 3.50%, 9/10/20 (c)	GBP	3,400	5,756,890

			10,688,842
Luxembourg — 2.0%
Aguila 3 SA, 7.88%, 1/31/18 (a)	USD	3,310	3,529,287
Bilbao Luxembourg SA, 10.50%, 12/01/18 (d)	EUR	605	829,656
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19		4,456	6,398,402
GELF Bond Issuer I SA, 3.13%, 4/03/18		5,170	7,231,921
Intelsat Jackson Holdings SA, 5.50%, 8/01/23 (a)	USD	1,722	1,661,730
Intelsat Luxembourg SA, 6.75%, 6/01/18 (a)		1,201	1,264,053

20	BLACKROCK FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Luxembourg (concluded)
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	8,770	$12,860,111
IVS F. SpA, 7.13%, 4/01/20		4,211	5,861,015
Magnolia BC SA, 9.00%, 8/01/20		2,829	3,978,599
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		3,934	5,564,411
SES SA, 4.63%, 3/09/20		2,630	4,065,471
Telecom Italia Capital SA, 6.38%, 11/15/33	USD	6,733	6,170,869
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	6,360	9,704,736
Wells Fargo & Co., 2.25%, 5/02/23		4,005	5,300,449

			74,420,710
Netherlands — 4.8%
ABN AMRO Bank NV:
3.63%, 10/06/17		4,400	6,501,104
6.38%, 4/27/21		3,660	5,702,471
7.13%, 7/06/22		7,000	11,344,313
Achmea BV, 6.00%, 4/04/43 (b)		5,318	7,679,044
Allianz Finance II BV, 5.75%, 7/08/41 (b)		5,300	8,205,462
ASML Holding NV, 3.38%, 9/19/23		8,009	11,094,288
Conti-Gummi Finance BV, 2.50%, 3/20/17		4,000	5,581,382
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA:
4.00%, 1/11/22		4,520	6,843,218
3.88%, 7/25/23		12,270	16,995,677
Enel Finance International NV, 4.88%, 4/17/23		616	921,410
ING Bank NV:
0.94%, 5/23/16 (b)	USD	150	146,063
0.96%, 11/21/16 (b)		300	289,200
0.97%, 7/03/17 (b)		230	222,237
6.13%, 5/29/23 (b)	EUR	10,000	15,199,088
5.80%, 9/25/23 (a)	USD	7,000	7,341,341
IVG Finance BV, 1.75%, 3/29/17 (c)	EUR	3,500	3,591,194
LYB International Finance BV, 4.00%, 7/15/23	USD	565	568,895
Madrilena Red de Gas Finance BV, 3.78%, 9/11/18	EUR	5,060	7,175,182
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)	USD	8,916	8,938,290
5.75%, 2/15/21 (a)		1,340	1,396,950
Playa Resorts Holding BV, 8.00%, 8/15/20 (a)		1,209	1,280,029
Repsol International Finance BV, 3.63%, 10/07/21	EUR	11,100	15,640,223
Schaeffler Finance BV, 4.25%, 5/15/18		2,541	3,551,487
Schaeffler Holding Finance BV, 6.88%, 8/15/18 (a)(d)	USD	1,830	1,948,950
TMF Group Holding BV, 9.88%, 12/01/19	EUR	2,510	3,692,666
Volkswagen Financial Services NV, 1.75%, 8/21/17	GBP	7,505	12,035,821
Ziggo BV, 3.63%, 3/27/20	EUR	9,385	12,678,816

			176,564,801
Portugal — 0.1%
Caixa Geral de Depositos SA, 5.63%, 12/04/15		1,600	2,269,123
Slovakia — 0.2%
Zapadoslovenska Energetika AS, 2.88%, 10/14/18		6,510	9,062,345
Spain — 2.7%
AyT Cedulas Cajas Global:
4.00%, 3/21/17		5,400	7,599,665
4.25%, 6/14/18		3,500	4,908,335
4.00%, 3/24/21		4,200	5,600,859
3.75%, 12/14/22		1,100	1,389,981
4.25%, 10/25/23		100	130,331
4.75%, 5/25/27		800	967,034

Corporate Bonds	Par (000)		Value
Spain (concluded)
AyT Cedulas Cajas IX Fondo de Titulizacion, 3.75%, 3/31/15	EUR	2,000	$2,774,694
AyT Cedulas Cajas X Fondo de Titulizacion:
0.29%, 6/30/15 (b)		1,100	1,449,304
3.75%, 6/30/25		7,200	8,407,218
AyT Cedulas Cajas XXIII Fondo de Titulizacion de Activos, 4.75%, 6/15/16		6,000	8,607,508
Banco Santander SA, 3.25%, 2/17/15		200	279,184
Bankinter SA, 3.88%, 10/30/15		1,050	1,497,495
BBVA Senior Finance SAU, 3.75%, 1/17/18		1,700	2,432,585
CaixaBank SA, 3.13%, 5/14/18		3,900	5,389,213
Caja Rural de Navarra, Sociedad Cooperativa de Crédito Ltd., 2.88%, 6/11/18		6,000	8,222,292
Cedulas TDA:
4.13%, 11/29/19		3,000	4,151,341
4.25%, 3/28/27		1,400	1,643,914
Cedulas TDA 1 Fondo de Titulizacion de Activos, 0.28%, 4/08/16 (b)		800	1,023,987
Cedulas TDA 6 Fondo de Titulizacion de Activos:
3.88%, 5/23/25		9,900	11,574,710
4.25%, 4/10/31		10,100	11,268,512
International Consolidated Airlines Group SA, 1.75%, 5/31/18 (c)		5,000	8,188,619
Kutxabank SA, 3.00%, 2/01/17		1,500	2,119,596
Telefonica Emisiones SAU, 3.19%, 4/27/18	USD	2,500	2,536,645

			102,163,022
Sweden — 0.1%
SAS AB, 7.50%, 4/01/15 (c)	SEK	17,000	2,633,930
Scandinavian Airlines System Denmark-Norway- Sweden:
9.65%, 6/16/14	EUR	500	695,863
10.50%, 6/16/14	SEK	1,000	159,721

			3,489,514
Switzerland — 0.3%
Credit Suisse AG, 5.75%, 9/18/25 (b)	EUR	5,540	7,776,806
Dufry Finance SCA, 5.50%, 10/15/20 (a)	USD	866	878,160
UBS AG, 4.88%, 5/22/23 (b)		3,340	3,308,270

			11,963,236
United Kingdom — 5.9%
AA Bond Co. Ltd.:
9.50%, 7/31/19	GBP	2,430	4,266,439
6.27%, 7/31/25		7,055	12,436,786
Abbey National Treasury Services PLC, 2.63%, 7/16/20	EUR	12,780	17,707,408
Annington Finance No. 4 PLC, 1.48%, 1/10/23 (b)	GBP	1,910	2,968,647
Annington Finance No. 5 PLC, 13.00%, 1/15/23 (d)		1,065	2,118,369
Bakkavor Finance 2 PLC, 8.75%, 6/15/20		1,468	2,584,482
Barclays Bank PLC:
6.00%, 1/14/21	EUR	7,690	11,914,587
6.63%, 3/30/22		1,180	1,893,630
BAT International Finance PLC, 4.00%, 9/04/26	GBP	15,375	25,246,584
BUPA Finance PLC, 5.00%, 4/25/23		1,070	1,759,880
Co-Operative Group Holdings:
5.63%, 7/08/20 (e)		830	1,357,489
6.25%, 7/08/26 (e)		800	1,308,384
Enterprise Inns PLC, 6.50%, 12/06/18		1,611	2,679,963
GKN Holdings PLC, 5.38%, 9/19/22		6,515	11,184,005
Great Places Housing Group Ltd., 4.90%, 10/22/42		685	1,122,740
HBOS PLC, 4.88%, 3/20/15	EUR	12,650	17,910,010
House of Fraser Funding PLC, 8.88%, 8/15/18	GBP	1,870	3,253,243

BLACKROCK FUNDS	OCTOBER 31, 2013	21

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United Kingdom (concluded)
IDH Finance PLC, 6.00%, 12/01/18	GBP	4,790	$7,757,147
Imperial Tobacco Finance PLC, 4.50%, 7/05/18	EUR	1,356	2,069,418
Lloyds Bank PLC:
6.50%, 3/24/20		8,469	13,437,838
11.88%, 12/16/21 (b)		1,356	2,292,802
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	500	824,138
Mondi Finance PLC, 5.75%, 4/03/17	EUR	720	1,104,841
Nationwide Building Society, 4.13%, 3/20/23 (b)		7,478	10,298,747
Phosphorus Holdco PLC, 10.00%, 4/01/19 (d)	GBP	1,820	2,859,846
Portman Building Society, 5.25%, 11/23/20 (b)		385	617,706
Priory Group No. 3 PLC, 7.00%, 2/15/18		2,244	3,759,969
Scottish Widows PLC, 5.60%, 6/16/23		3,145	5,178,007
Together Housing Finance PLC, 4.70%, 12/17/42		940	1,494,743
The Unique Pub Finance Co. PLC: 7.40%, 3/28/24		2,176	3,358,186
Series 2012-02, Class A4, 5.66%, 6/30/27		11,346	17,692,584
Series 2012-99, Class A3, 6.54%, 3/30/21		3,900	6,503,439
Vougeot Bidco PLC, 7.88%, 7/15/20		6,659	11,299,917
Voyage Care BondCo PLC:
6.50%, 8/01/18		1,230	1,989,947
11.00%, 2/01/19		1,950	3,408,052
WM Treasury PLC, 4.63%, 12/03/42		865	1,397,950

			219,057,923
United States — 16.3%
Access Midstream Partners LP/ACMP Finance Corp., 5.88%, 4/15/21	USD	1,965	2,107,463
Activision Blizzard, Inc., 5.63%, 9/15/21 (a)		2,014	2,084,490
The ADT Corp.:
6.25%, 10/15/21 (a)		3,218	3,415,103
4.13%, 6/15/23		3,000	2,705,319
Alcatel-Lucent USA, Inc., 8.88%, 1/01/20 (a)		2,805	3,032,906
Ally Financial, Inc., 8.00%, 11/01/31		3,711	4,425,367
Altera Corp., 4.10%, 11/15/23		6,770	6,647,883
American Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.00%, 1/15/27 (a)		2,000	1,900,000
Series 2013-1, Class B, 5.63%, 1/15/21 (a)		8,000	7,820,000
Series 2013-1, Class C, 6.13%, 7/15/18 (a)		8,250	7,961,250
Series 2013-2, Class A, 4.95%, 1/15/23 (a)		12,000	12,360,000
American Capital Ltd., 6.50%, 9/15/18 (a)		13,100	13,591,250
American Tower Corp.:
3.40%, 2/15/19		2,320	2,348,951
5.90%, 11/01/21		3,300	3,597,139
3.50%, 1/31/23		5,910	5,448,807
5.00%, 2/15/24		6,725	6,907,799
Antero Resources Finance Corp., 5.38%, 11/01/21 (a)		1,420	1,443,075
APX Group, Inc., 6.38%, 12/01/19		986	982,303
ARAMARK Corp., 5.75%, 3/15/20 (a)		1,206	1,263,285
Audatex North America, Inc., 6.13%, 11/01/23 (a)		1,775	1,801,625

Corporate Bonds	Par (000)		Value
United States (continued)
Aurora USA Oil & Gas, Inc.:
9.88%, 2/15/17 (a)	USD	1,355	$1,449,850
7.50%, 4/01/20 (a)		1,508	1,557,010
Aviation Capital Group Corp., 6.75%, 4/06/21 (a)		500	538,750
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 6.00%, 10/15/21 (a)		1,419	1,454,475
Bank of America Corp., 5.65%, 5/01/18		4,850	5,532,293
Barry Callebaut Services NV, 5.50%, 6/15/23		2,104	2,132,088
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		3,390	3,584,925
Builders FirstSource, Inc., 7.63%, 6/01/21 (a)		1,165	1,211,600
CA, Inc., 2.88%, 8/15/18		2,590	2,622,802
Calpine Corp.:
6.00%, 1/15/22 (a)		623	646,363
5.88%, 1/15/24 (a)		1,210	1,213,025
Ceridian Corp., 8.88%, 7/15/19 (a)		1,742	2,016,365
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)		863	1,009,710
Chesapeake Energy Corp., 5.75%, 3/15/23		1,205	1,277,300
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		876	911,040
Citigroup, Inc., 3.88%, 10/25/23		25,000	25,003,250
Clear Channel Communications, Inc.:
9.00%, 12/15/19		2,149	2,181,235
9.00%, 3/01/21		1,060	1,067,950
CNH Capital LLC:
3.25%, 2/01/17 (a)		6,700	6,767,000
3.63%, 4/15/18		2,500	2,534,375
Continental Airlines Pass-Through Certificates:
Series 2012-2, Class A, 4.00%, 4/29/26		2,800	2,765,000
Series 2012-2, Class B, 5.50%, 4/29/22		1,000	1,012,500
Series 2012-3, Class C, 6.13%, 4/29/18		4,500	4,623,750
Series 2012-3, Class RJ03, 7.88%, 1/02/20		435	463,218
Continental Resources, Inc., 5.00%, 9/15/22		1,760	1,832,600
COX Communications, Inc., 4.50%, 6/30/43 (a)		10,000	8,271,030
CPG Merger Sub LLC, 8.00%, 10/01/21 (a)		2,965	3,068,775
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp., 6.13%, 3/01/22 (a)		1,036	1,059,310
Delphi Corp., 5.00%, 2/15/23		2,850	2,992,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22		9,010	8,638,932
DISH DBS Corp., 4.25%, 4/01/18		876	889,140
Edwards Lifesciences Corp., 2.88%, 10/15/18		4,040	4,055,493
Energy Transfer Partners LP:
4.15%, 10/01/20		2,990	3,103,309
4.90%, 2/01/24		14,230	14,855,394
6.50%, 2/01/42		500	547,473
Enterprise Products Operating LLC, 4.85%, 3/15/44		775	743,323
Fidelity National Information Services, Inc., 5.00%, 3/15/22		1,625	1,671,686
FirstEnergy Solutions Corp., 6.05%, 8/15/21		4,000	4,322,828
Ford Motor Credit Co. LLC, 2.38%, 1/16/18		6,330	6,366,239
General Motors Co.:
4.88%, 10/02/23 (a)		2,755	2,789,437
6.25%, 10/02/43 (a)		8,010	8,330,400
General Motors Financial Co., Inc.:
2.75%, 5/15/16 (a)		798	803,985
3.25%, 5/15/18 (a)		3,500	3,486,875
Genworth Holdings, Inc., 4.90%, 8/15/23		2,908	3,028,577
Glencore Funding LLC, 4.13%, 5/30/23 (a)		4,095	3,892,838

22	BLACKROCK FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (continued)
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18 (a)	USD	1,943	$1,981,860
4.88%, 11/01/20 (a)		2,436	2,454,270
The Goldman Sachs Group, Inc., 3.63%, 1/22/23		7,210	7,033,824
Gray Television, Inc., 7.50%, 10/01/20 (a)		1,336	1,399,460
HD Supply, Inc.:
8.13%, 4/15/19		1,663	1,858,735
11.00%, 4/15/20		4,000	4,800,800
7.50%, 7/15/20 (a)		3,049	3,216,695
11.50%, 7/15/20		894	1,078,387
Hospira, Inc.:
5.20%, 8/12/20		7,720	7,975,694
5.80%, 8/12/23		7,000	7,240,205
Hyundai Capital America, 1.88%, 8/09/16 (a)		2,670	2,692,893
ING U.S., Inc.:
5.50%, 7/15/22		7,000	7,686,973
5.65%, 5/15/53 (b)		1,090	1,037,281
Jabil Circuit, Inc., 5.63%, 12/15/20		5,430	5,701,500
JPMorgan Chase & Co, 5.63%, 8/16/43		13,185	13,568,842
KCG Holdings, Inc., 8.25%, 6/15/18 (a)		522	531,135
Kinder Morgan Energy Partners LP, 2.65%, 11/15/23		1,230	1,234,112
Kinder Morgan, Inc., 5.63%, 11/15/23		2,453	2,453,000
Laboratory Corp of America Holdings, 2.50%, 11/01/18		4,290	4,293,805
Level 3 Communications, Inc., 8.88%, 6/01/19		920	1,003,950
Level 3 Financing, Inc.:
8.13%, 7/01/19		5,070	5,589,675
6.13%, 1/15/21 (a)		9,328	9,491,240
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (a)		2,205	2,286,977
7.38%, 7/15/39 (a)		1,550	1,474,233
6.25%, 1/15/40 (a)		7,560	6,547,603
Morgan Stanley:
5.63%, 9/23/19		5,000	5,705,500
3.75%, 2/25/23		7,210	7,118,592
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		871	892,775
Norfolk Southern Corp., 4.80%, 8/15/43		2,230	2,203,271
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		3,734	3,705,995
Oasis Petroleum, Inc., 6.88%, 3/15/22 (a)		1,959	2,115,720
Oracle Corp., 2.38%, 1/15/19		3,500	3,555,563
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (a)		2,600	2,652,000
PNK Finance Corp., 6.38%, 8/01/21 (a)		1,119	1,174,950
RCN Telecom Services LLC/RCB Capital Corp., 8.50%, 8/15/20 (a)		2,090	2,110,900
Realogy Group LLC, 7.88%, 2/15/19 (a)		4,032	4,404,960
Realogy Group LLC/The Sunshine Group Florida Ltd., 3.38%, 5/01/16 (a)		3,580	3,580,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 5.75%, 10/15/20		951	981,907
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21 (a)		2,135	2,156,350
Sabine Pass LNG LP, 7.50%, 11/30/16		2,755	3,075,269
SABMiller Holdings, Inc.:
2.20%, 8/01/18 (a)		2,670	2,670,275
1.88%, 1/20/20	EUR	4,755	6,440,449
Sandisk Corp., 0.50%, 10/15/20 (a)(c)	USD	4,510	4,594,563
Santander UK PLC, 5.00%, 11/07/23		4,435	4,420,852
Seagate HDD Cayman, 3.75%, 11/15/18		3,340	3,340,000

Corporate Bonds	Par (000)		Value
United States (concluded)
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (a)	USD	2,500	$2,384,375
5.88%, 10/01/20 (a)		2,442	2,527,470
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		1,344	1,320,480
Spectrum Brands Escrow Corp., 6.38%, 11/15/20 (a)		1,753	1,862,563
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		3,559	4,315,287
Sprint Corp., 7.88%, 9/15/23 (a)		15,000	16,275,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (a)		1,482	1,559,805
Sun Merger Sub, Inc., 5.25%, 8/01/18 (a)		1,876	1,960,420
SunGard Data Systems, Inc., 6.63%, 11/01/19		1,052	1,099,340
Telecom Italia Capital SA, 6.00%, 9/30/34		5,657	4,974,924
Tenet Healthcare Corp.:
6.00%, 10/01/20 (a)		4,927	5,210,303
8.13%, 4/01/22 (a)		11,115	12,170,925
T-Mobile USA, Inc.:
6.46%, 4/28/19		4,435	4,701,100
6.63%, 4/28/21		4,100	4,335,750
6.73%, 4/28/22		3,935	4,156,344
6.84%, 4/28/23		2,840	3,003,300
Total System Services, Inc., 2.38%, 6/01/18		2,250	2,214,817
tw telecom holdings, inc., 5.38%, 10/01/22 (a)		2,205	2,199,487
U.S. Airways Pass-Through Trust:
Series 2012-1, Class B, 8.00%, 4/01/21		958	1,049,359
Series 2012-2, Class B, 6.75%, 12/03/22		3,000	3,082,500
Series 2012-2, Class C, 5.45%, 6/03/18		12,800	12,352,000
Series 2013-1, Class B, 5.38%, 5/15/23		7,000	6,702,500
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 2/15/27		5,950	5,845,875
Verizon Communications, Inc.:
5.15%, 9/15/23		17,582	19,076,259
3.85%, 11/01/42		4,500	3,667,113
6.55%, 9/15/43		34,499	40,026,119
Virgin Media Finance PLC, 7.00%, 4/15/23	GBP	1,033	1,714,296
Wells Fargo & Co., 5.38%, 11/02/43	USD	2,065	2,089,262
Whiting Petroleum Corp., 5.00%, 3/15/19		5,196	5,403,840
The William Carter Co., 5.25%, 8/15/21 (a)		1,353	1,373,295
The Williams Cos., Inc., 3.70%, 1/15/23		2,070	1,903,191
WM Wrigley Jr. Co., 2.90%, 10/21/19 (a)		3,860	3,918,340
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		1,217	1,332,615

			607,511,327
Total Corporate Bonds — 47.2%			1,754,986,118

Floating Rate Loan Interests	Par (000)		Value
Australia — 0.0%
FMG Resources (August 2006) Property Ltd. (FMG America Finance, Inc.), Term Loan, 5.25%, 10/18/17		702	703,339
Luxembourg — 0.2%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		993	991,438

BLACKROCK FUNDS	OCTOBER 31, 2013	23

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value
Luxembourg (concluded)
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18	USD	1,652	$1,652,241
Intelsat Jackson Holdings Ltd., Tranche B-1 Term Loan, 4.25%, 4/02/18		1,196	1,201,368
Mirror Bidco Corp., Term Loan, 5.25%, 12/28/19		868	872,059
Oxea Finance & Cy SCA (Oxea Finance LLC):
Term Loan (Second Lien), 8.25%, 7/15/20		320	323,802
Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		2,650	2,653,313

			7,694,221
Netherlands — 0.1%
NXP BV, Tranche C Loan, 4.75%, 1/10/20		1,241	1,253,031
Tronox Pigments (Netherlands) BV, New Term Loan, 4.50%, 3/19/20		618	623,583

			1,876,614
United Kingdom — 0.0%
Virgin Media Investment Holdings Ltd., Term B Facility Loan, 3.50%, 6/08/20		515	514,768
United States — 4.5%
Activision Blizzard, Inc., Term Loan, 3.25%, 10/12/20		3,115	3,124,470
ADS Waste Holdings, Inc., Tranche B Term Loan, 4.25%, 10/09/19		1,444	1,451,568
Alcatel-Lucent USA, Inc.:
EUR Term Loan, 6.25%, 1/30/19	EUR	189	258,120
US Term Loan, 5.75%, 1/30/19	USD	3,045	3,087,387
Alliance Laundry Systems LLC, Initial Term Loan (First Lien), 4.25%, 12/10/18		260	261,229
Alliant Holdings I LLC, Initial Term Loan, 5.00%, 12/20/19		462	462,897
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		1,315	1,315,828
American Capital Ltd. (FKA American Capital Strategies Ltd.), Senior Secured Term Loan, 4.00%, 8/22/16		457	458,393
American Renal Holdings, Inc., Term B Loan (First Lien), 4.50%, 8/20/19		1,005	989,876
Ameriforge Group, Inc., Initial Term Loan (First Lien), 5.00%, 12/19/19		203	204,820
Apex Tool Group LLC, Term Loan, 4.50%, 1/31/20		990	994,094
Arysta LifeScience SPC LLC, Initial Term Loan (First Lien), 4.50%, 5/29/20		1,726	1,731,076
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		197	186,657
Asurion, LLC (FKA Asurion Corp.), Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19		734	734,244
Axalta Coating Systems Dutch Holding B BV & Axalta Coating Systems U.S. Holdings, Inc. (FKA Flash Dutch 2 BV), Initial Term B Loan, 4.75%, 2/01/20		1,209	1,220,893
Bally Technologies, Inc., Term Loan (First Lien), 4.25%, 8/21/20		3,265	3,273,163
Biomet, Inc., Dollar Term B-2 Loan, 3.71%, 7/25/17		1,825	1,837,217
BJ’s Wholesale Club, Inc., New 2013 Replacement Loan (First Lien), 4.25%, 9/26/19		1,416	1,416,616
BMC Software Finance, Inc., Initial US Term Loan, 5.00%, 9/10/20		2,870	2,897,265
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		2,960	2,954,820
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 4.00%, 1/30/20		2,625	2,638,338

Floating Rate Loan Interests		Par (000)	Value
United States (continued)
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20	USD	25,230	$24,855,587
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		466	465,603
Ceridian Corp., 2013 New Replacement US Term Loan, 4.42%, 5/09/17		2,239	2,249,551
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 5.00%, 11/19/19		711	717,727
Continental Building Products LLC, First Lien Term Loan, 4.50%, 8/28/20		2,500	2,496,875
CPG International, Inc., Term Loan, 4.75%, 9/30/20		2,755	2,758,444
DaVita Health Care Partners, Inc. (FKA DaVita, Inc.), Tranche B-2 Term Loan, 4.00%, 11/01/19		938	943,071
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B-3 Term Loan, 4.75%, 9/15/17		177	179,009
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		1,182	1,182,333
Evergreen Acquisition Co. 1 LP, New Term Loan, 5.00%, 7/09/19		990	994,950
Faenza Germany GmbH Holdings (Ceramtec Acquisition):
Dollar Term B-3 Loan, 4.25%, 8/30/20		432	431,896
Initial Dollar Term B-1 Loan, 4.25%, 8/30/20		1,419	1,419,940
Initial Dollar Term B-2 Loan, 4.25%, 8/30/20		140	139,816
Federal-Mogul Corp.:
Tranche B Term Loan, 2.12%, 12/29/14		855	846,231
Tranche C Term Loan, 2.18%, 12/28/15		316	313,015
First Data Corp.:
2017 New Dollar Term Loan, 4.17%, 3/24/17		855	855,710
2018B New Term Loan, 4.17%, 9/24/18		705	705,663
Freescale Semiconductor, Inc.:
Tranche B-4 Term Loan, 5.00%, 2/28/20		1,050	1,058,711
Tranche B-5 Term Loan, 5.00%, 1/15/21		1,215	1,225,631
Gardner Denver, Inc., Initial Dollar Term Loan, 4.25%, 7/30/20		8,937	8,938,399
Generac Power Systems, Inc., Term B Loan, 3.50%, 5/31/20		1,347	1,340,457
HD Supply, Inc., Term Loan, 4.50%, 10/12/17		1,421	1,430,221
Hilton Worldwide Finance LLC, Initial Term Loan, 4.00%, 10/26/20		15,557	15,643,237
INEOS U.S. Finance LLC, Cash Dollar Term Loan, 4.00%, 5/04/18		509	510,934
Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18		498	497,016
iStar Financial, Inc., Loan, 4.50%, 10/15/17		241	242,181
J.C. Penney Corp., Inc., Loan, 6.00%, 5/22/18		1,087	1,050,732
Kasima LLC (Digital Cinema Implementation Partners LLC), Term Loan, 3.25%, 5/17/21		3,210	3,193,950
KCG Holdings, Inc., Term Loan, 5.75%, 12/05/17		194	194,840
Kinetic Concepts, Inc., Term D-1 Loan (First Lien), 4.50%, 5/04/18		740	748,096
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		2,702	2,723,580
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		405	406,689
MacDermid, Inc., Tranche B Term Loan (First Lien), 4.00%, 6/07/20		1,147	1,150,715

24	BLACKROCK FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value
United States (continued)
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19	USD	844	$842,267
Michaels Stores, Inc., Term B Loan, 3.75%, 1/28/20		1,323	1,327,651
The Neiman Marcus Grou,p Inc., Term Loan, 5.00%, 10/25/20		3,265	3,285,831
NEP/NCP Holdco, Inc., Refinanced New Term Loan (First Lien), 4.75%, 1/22/20		179	179,097
Northwest Airlines, Inc.:
Term B757-200 Loan, 1.62%, 9/10/18		462	407,421
Term B757-200 Loan, 1.62%, 9/10/18		458	404,479
Term B757-300 Loan, 2.24%, 3/10/17		526	485,030
Term B757-300 Loan, 2.24%, 3/10/17		524	483,595
Term B757-300 Loan, 1.62%, 3/10/17		455	401,537
Ocwen Loan Servicing, Initial Term Loan, 5.00%, 2/15/18		204	206,474
Offshore Group Investment Ltd. (Vantage Drilling Co.):
Loan, 6.25%, 10/25/17		475	476,335
Second Term Loan, 5.75%, 3/28/19		1,264	1,271,156
Onex Carestream Finance LP:
Term Loan (First Lien 2013), 5.00%, 6/07/19		1,422	1,436,931
Term Loan (Second Lien), 9.50%, 12/07/19		1,000	1,000,830
OSI Restaurant Partners LLC, 2013 Replacement Term Loan, 3.50%, 10/28/19		975	976,628
Pact Group (USA), Inc., Term Loan, 3.75%, 5/29/20		1,082	1,072,146
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.), Additional Term B-1 Loan, 4.25%, 9/30/19		2,299	2,305,638
Party City Holdings, Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19		5,431	5,444,897
PetCo Animal Supplies, Inc., New Loans, 4.00%, 11/24/17		198	199,503
Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 3.75%, 8/13/20		1,496	1,497,312
Pinnacle Foods Finance LLC, Tranche H Term Loan, 3.25%, 4/29/20		1,370	1,368,068
PVH Corp. (FKA Phillips-Van Heusen Corp.), Tranche B Term Loan, 3.25%, 2/13/20		1,003	1,004,621
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/26/20		1,125	1,129,624
Realogy Corp., Extended Synthetic Commitment, 0.03%, 10/10/16		13	13,358
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		2,402	2,403,691
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		360	368,230
Riverbed Technology, Inc., Loan, 4.00%, 12/18/19		794	798,296
ROC Finance LLC, Funded Term B Loan, 5.00%, 6/20/19		410	400,775
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		1,525	1,535,136
The ServiceMaster Co., Tranche C Term Loan, 4.25%, 1/31/17		1,558	1,530,473
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		1,690	1,685,775
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche D Term Loan, 4.50%, 1/31/20		576	578,522
SUPERVALU, Inc., New Term Loan, 5.00%, 3/21/19		775	779,105

Floating Rate Loan Interests		Par (000)	Value
United States (concluded)
Syniverse Holdings, Inc., Tranche B Term Loan, 4.00%, 4/23/19	USD	970	$971,538
Toys ’R’ Us-Delaware, Inc., Term B-3 Loan, 5.25%, 5/25/18		180	162,610
Travelport LLC (FKA Travelport, Inc.), Term Loan, 6.25%, 6/26/19		4,030	4,101,270
TriNet HR Corp., Tranche B-2 Term Loan, 5.00%, 8/20/20		500	495,625
tw telecom holdings, inc. (FKA Time Warner Telecom Holdings, Inc.), Term B Loan, 2.67%, 4/17/20		1,157	1,157,100
TWCC Holding Corp., Term Loan (Second Lien), 7.00%, 6/26/20		1,170	1,198,525
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Incremental Term Loan, 4.50%, 3/31/19		2,429	2,434,985
Univision Communications, Inc., 2013 Coverted Extended First-Lien Term Loan, 4.50%, 3/01/20		1,495	1,501,716
Walter Energy, Inc. (FKA Walter Industries, Inc.), B Term Loan, 6.75%, 4/02/18		768	752,981
WESCO Distribution, Inc., Tranche B-1 Loan, 4.50%, 12/12/19		549	552,302
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		2,625	2,595,861

			166,634,726
Total Floating Rate Loan Interests — 4.8%			177,423,668

Foreign Agency Obligations
Spain — 0.6%
Autonomous Community of Catalonia, 2.13%, 10/01/14	CHF	5,300	5,782,774
Autonomous Community of Madrid Spain, 3.00%, 7/29/14		180	200,185
Autonomous Community of Valencia Spain:
4.75%, 3/20/14	EUR	1,711	2,336,825
3.25%, 7/06/15		2,080	2,817,917
4.38%, 7/16/15		4,085	5,629,625
4.00%, 11/02/16		5,500	7,463,305
Total Foreign Agency Obligations — 0.6%			24,230,631

Foreign Government Obligations		Par (000)	Value
France — 0.4%
Republic of France:
2.25%, 10/25/22		1,900	2,622,816
4.25%, 10/25/23		7,490	11,971,634

			14,594,450
Germany — 0.1%
Bundesrepublik Deutschland, 2.00%, 1/04/22		3,200	4,572,180
Italy — 0.8%
Buoni Poliennali Del Tesoro:
3.50%, 11/01/17		16,735	23,540,020
5.50%, 11/01/22		4,910	7,475,898

			31,015,918
Portugal — 0.3%
Republic of Portugal, 3.50%, 3/25/15	USD	11,800	11,765,662

BLACKROCK FUNDS	OCTOBER 31, 2013	25

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Spain — 0.2%
Spain Letras del Tesoro, 0.00%, 4/16/14 (f)	EUR	3,900	$5,280,364
Total Foreign Government Obligations — 1.8%			67,228,574

Investment Companies — 0.0%		Shares	Value
iShares Transportation Average ETF (g)		10,385	1,294,386

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.7%
United Kingdom — 0.7%
Fosse Master Issuer PLC, Series 2012-1,
Class 2A2, 1.65%, 10/18/54 (a)(b)	USD	1,450	1,470,890
Gemgarto, Series 2012-1, Class A1, 3.46%, 5/14/45 (b)	GBP	393	652,939
Granite Master Issuer PLC:
Series 2006-2, Class A5, 0.33%, 12/20/54 (b)	EUR	4,460	6,000,470
Series 2007-2, Class 3A2, 0.33%, 12/17/54 (b)		4,863	6,543,009
Lanark Master Issuer PLC, Series 2012-2X, Class 2A, 2.14%, 12/22/54 (b)		890	1,473,367
Paragon Mortgages No. 13 PLC,
Series 2006-13X, Class A2C, 0.42%, 1/15/39 (b)	USD	6,555	5,743,033
Residential Mortgage Securities PLC,
Series 2012-26, Class A1, 2.76%, 2/14/41 (b)	GBP	1,103	1,830,765
Silk Road Finance Number Three PLC,
Series 2012-1, Class A, 1.86%, 6/21/55 (b)		640	1,039,505

			24,753,978
Commercial Mortgage-Backed Securities — 0.1%
Ireland — 0.1%
German Residential Funding PLC,
Series 2013-1, Class E, 4.37%, 8/27/24	EUR	3,781	5,248,719
Total Non-Agency Mortgage-Backed Securities — 0.8%			30,002,697

Preferred Securities		Par (000)	Value
Capital Trusts
Spain — 0.3%
Banco Popular Espanol SA, 11.50% (b)(h)		7,700	10,559,259
United Kingdom — 0.4%
Aviva PLC, 6.13%, 7/05/43 (b)		5,810	8,726,715
Barclays Bank PLC:
4.75% (b)(h)		3,140	3,513,001
4.88% (b)(h)		920	1,102,361

			13,342,077
United States — 1.6%
Bank of America Corp., 5.20% (b)(h)	USD	6,050	5,490,375
Citigroup, Inc.:
5.35% (b)(h)		8,340	7,506,000
5.95% (b)(h)		1,200	1,144,500
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)		1,750	1,636,250
General Electric Capital Corp., 6.25% (b)(h)		1,000	1,042,500
JPMorgan Chase & Co.:
5.15% (b)(h)		9,800	8,869,000
6.00% (b)(h)		7,000	6,772,500

Preferred Securities		Par (000)	Value
United States
MetLife, Inc., 6.40%, 12/15/66	USD	3,500	$3,644,375
NBCUniversal Enterprise, Inc., 5.25% (a)(h)		4,000	3,960,000
Prudential Financial, Inc.:
5.88%, 9/15/42 (b)		1,993	2,022,895
5.63%, 6/15/43 (b)		3,500	3,486,875
5.20%, 3/15/44 (b)		5,500	5,335,000
State Street Capital Trust IV, 1.25%, 6/15/37 (b)		13,540	10,637,295

			61,547,565
Total Capital Trusts — 2.3%			85,448,901

Preferred Stocks		Shares	Value
United States — 1.0%
Citigroup, Inc., 6.88% (h)		410,000	10,147,500
Crown Castle International Corp., 4.50%, 11/01/16		60,643	6,206,811
The Goldman Sachs Group, Inc., 5.63% (h)		90,000	2,054,700
United Technologies Corp., 7.50%, 8/01/15		93,450	5,913,516
Wells Fargo & Co., 5.85% (h)		475,000	11,552,000
Total Preferred Stocks — 1.0%			35,874,527
Total Preferred Securities — 3.3%			121,323,428

U.S. Treasury Obligations		Par (000)
U.S. Treasury Bonds, 3.13%, 2/15/43	USD	8,005	7,249,528
U.S. Treasury Notes:
0.25%, 9/15/15		930	929,237
0.75%, 10/31/17-2/28/18		1,106	1,093,030
0.88%, 1/31/18		4,825	4,783,910
1.38%, 6/30/18-9/30/18		20,669	20,811,263
1.13%, 4/30/20		7,150	6,843,894
1.75%, 5/15/22		1,400	1,336,782
2.00%, 2/15/23		1,272	1,221,418
Total U.S. Treasury Obligations — 1.2%			44,269,062
Total Long-Term Investments (Cost — $2,260,550,931) — 62.9%			2,340,309,883

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 17.4%
Barclays Bank PLC, (2.50)%, Open (Purchased on 3/18/13 to be repurchased at EUR 3,737,636, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, par and fairvalue of EUR 3,990,000 and $5,778,513, respectively)	EUR	4,325	5,872,942
Barclays Bank PLC, (2.50)%, Open (Purchased on 6/06/13 to be repurchased at EUR 2,473,582, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, par and fairvalue of EUR 2,680,000 and $3,881,308, respectively)		2,844	3,861,599

26	BLACKROCK FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (continued)
Barclays Bank PLC, (1.88)%, Open (Purchased on 6/06/13 to be repurchased at EUR 1,361,342, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 8/01/21, par and fair value of EUR 1,590,000 and $2,202,654, respectively)	EUR	1,612	$2,188,219
Barclays Bank PLC, (0.38)%, Open (Purchased on 2/06/13 to be repurchased at EUR 3,268,574, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 3/01/26, par and fair value of EUR 3,250,000 and $4,549,938, respectively)		3,442	4,673,011
Barclays Bank PLC, (0.28)%, Open (Purchased on 5/24/13 to be repurchased at EUR 1,649,248, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 8/01/21, par and fair value of EUR 1,610,000 and $2,230,361, respectively)		1,688	2,292,516
Barclays Bank PLC, (0.26)%, Open (Purchased on 9/10/13 to be repurchased at EUR 2,382,797, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, par and fair value of EUR 2,310,000 and $3,345,456, respectively)		2,414	3,277,410
Barclays Bank PLC, (0.18)%, Open (Purchased on 10/01/13 to be repurchased at EUR 354,888, collateralized by Republic of Portugal, 4.75% due at 6/14/19, par and fair value of EUR 380,000 and $493,998, respectively)		359	486,912
Barclays Bank PLC, (0.18)%, Open (Purchased on 5/23/13 to be repurchased at EUR 1,663,196, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 8/01/21, par and fair value of EUR 1,600,000 and $2,216,508, respectively)		1,688	2,292,450
Barclays Bank PLC, (0.18)%, Open (Purchased on 9/02/13 to be repurchased at EUR 15,153,491, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 8/01/21, par and fair value of EUR 15,285,000 and $21,174,574, respectively)		15,375	20,876,071
Barclays Bank PLC, (0.18)%, Open (Purchased on 9/04/13 to be repurchased at EUR 7,976,974, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 8/01/21, par and fair value of EUR 8,060,000 and $11,165,657, respectively)		8,094	10,989,184
Barclays Bank PLC, (0.18)%, Open (Purchased on 9/04/13 to be repurchased at EUR 9,660,115, collateralized by Republic of Portugal, 4.75% due at 6/14/19, par and fair value of EUR 9,735,000 and $12,655,461, respectively)		9,763	13,255,515
Barclays Bank PLC, (0.11)%, Open (Purchased on 9/04/13 to be repurchased at EUR 6,222,730, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, par and fair value of EUR 5,890,000 and $8,530,188, respectively)		6,257	8,495,277
Barclays Bank PLC, (0.10)%, Open (Purchased on 5/22/13 to be repurchased at EUR 1,745,815, collateralized by Republic of France, 4.00% due at 4/25/18, par and fair value of EUR 1,500,000 and $2,319,030, respectively)		1,755	2,382,260

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (continued)
Barclays Bank PLC, (0.10)%, Open (Purchased on 5/22/13 to be repurchased at EUR 17,515,901, collateralized by Republic of France, 4.00% due at 4/25/18, par and fair value of EUR 14,980,000 and $23,159,375, respectively)	EUR	17,604	$23,901,408
Barclays Bank PLC, (0.09)%, Open (Purchased on 9/05/13 to be repurchased at EUR 20,555,493, collateralized by Kingdom of Spain, 4.60% due at 7/30/19, par and fair value of EUR 20,000,000 and $29,444,271, respectively)		20,667	28,060,143
Barclays Bank PLC, (0.07)%, Open (Purchased on 2/27/13 to be repurchased at EUR 4,038,584, collateralized by Kingdom of Spain, 5.50% due at 4/30/21, par and fair value of EUR 3,610,000 and $5,532,317, respectively)		4,062	5,515,355
Barclays Bank PLC, (0.05)%, Open (Purchased on 9/30/13 to be repurchased at EUR 15,558,564, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 5/01/23, par and fair value of EUR 14,930,000 and $21,193,623, respectively)		15,635	21,227,818
Barclays Bank PLC, (0.04)%, Open (Purchased on 9/11/13 to be repurchased at EUR 12,676,429, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 3/01/21, par and fair value of EUR 12,520,000 and $17,366,577, respectively)		12,715	17,263,715
Barclays Bank PLC, (0.02)%, Open (Purchased on 9/05/13 to be repurchased at EUR 11,187,060, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 3/01/21, par and fair value of EUR 11,000,000 and $15,258,174, respectively)		11,204	15,212,357
Barclays Bank PLC, 0.00%, Open (Purchased on 9/11/13 to be repurchased at EUR 12,541,033, collateralized by Kingdom of Spain, 3.75% due at 10/31/18, par and fair value of EUR 12,270,000 and $17,378,516, respectively)		12,541	17,027,647
Barclays Capital, Inc., (1.00)%, Open (Purchased on 7/19/13 to be repurchased at $4,514,706, collateralized by National Australia Bank Ltd., 2.30% due at 7/25/18, par and fair value of USD 4,750,000 and $4,826,537, respectively)	USD	4,756	4,755,937
Barclays Capital, Inc., (0.10)%, Open (Purchased on 7/08/13 to be repurchased at $19,456,106, collateralized by General Electric Capital Corp., 1.63% due at 4/02/18, par and fair value of USD 20,000,000 and $19,969,440, respectively)		19,550	19,550,000
Barclays Capital, Inc., (0.10)%, Open (Purchased on 8/20/13 to be repurchased at $1,481,632, collateralized by The ADT Corp., 4.88% due at 7/15/42, par and fair value of USD 2,109,000 and $1,633,528, respectively)		1,526	1,526,389
Citigroup Global Markets, Inc., (0.75)%, Open (Purchased on 7/19/13 to be repurchased at $5,056,594, collateralized by National Australia Bank Ltd., 2.30% due at 7/25/18, par and fair value of USD 5,250,000 and $5,334,593, respectively)		5,257	5,256,563

BLACKROCK FUNDS	OCTOBER 31, 2013	27

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 10/22/13 to be repurchased at $9,327,409, collateralized by NBCUniversal Media LLC, 4.45% due at 1/15/43, par and fair value of USD 10,000,000 and $9,458,420, respectively)	USD	9,613	$9,612,500
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 8/12/13 to be repurchased at $1,963,485, collateralized by Intel Corp., 4.25% due at 12/15/42, par and fair value of USD 2,230,000 and $2,017,167, respectively)		2,024	2,023,725
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 8/12/13 to be repurchased at $6,411,888, collateralized by Directv Holdings LLC/Directv Financing Co., Inc., 1.75% due at 1/15/18, par and fair value of USD 6,640,000 and $6,489,226, respectively)		6,441	6,440,800
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 9/20/13 to be repurchased at $6,084,419, collateralized by NBCUniversal Media LLC, 2.88% due at 1/15/23, par and fair value of USD 6,500,000 and $6,270,582, respectively)		6,143	6,142,500
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 9/23/13 to be repurchased at $2,296,480, collateralized by International Business Machines Corp., 4.00% due at 6/20/42, par and fair value of USD 2,621,000 and $2,358,061, respectively)		2,365	2,365,453
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 9/27/13 to be repurchased at $1,226,681, collateralized by International Business Machines Corp., 4.00% due at 6/20/42, par and fair value of USD 1,379,000 and $1,240,659, respectively)		1,264	1,263,509
Citigroup Global Markets, Inc., (0.05)%, Open (Purchased on 9/13/13 to be repurchased at $2,276,761, collateralized by Intel Corp., 2.70% due at 12/15/22, par and fair value of USD 2,500,000 and $2,346,322, respectively)		2,288	2,287,500
Citigroup Global Markets, Inc., (0.05)%, Open (Purchased on 9/24/13 to be repurchased at $2,784,741, collateralized by Texas Instruments, Inc., 1.00% due at 5/01/18, par and fair value of USD 2,900,000 and $2,818,646, respectively)		2,791	2,791,250
Credit Suisse Securities (USA) LLC, (0.15)%, Open (Purchased on 9/30/13 to be repurchased at $4,768,744, collateralized by Ford Motor Co., 4.75% due at 1/15/43, par and fair value of USD 5,500,000 and $5,117,321, respectively)		4,991	4,991,250
Credit Suisse Securities (USA) LLC, (0.15)%, Open (Purchased on 9/30/13 to be repurchased at $6,972,657, collateralized by Ford Motor Co., 4.38% due at 8/06/23, par and fair value of USD 7,000,000 and $7,196,602, respectively)		7,079	7,078,750
Credit Suisse Securities (USA) LLC, 0.05%,11/05/13 (Purchased on 10/31/13 to be repurchased at $17,552,732, collateralized by U.S. Treasury Bonds, 2.88% due at 5/15/43, par and fair value of USD 19,849,200 and $20,233,655, respectively)		17,294	17,293,615

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (continued)
Credit Suisse Securities (USA) LLC, 0.05%, Open (Purchased on 9/26/13 to be repurchased at $3,034,059, collateralized by U.S. Treasury Bonds, 3.63% due at 8/15/43, par and fair value of USD 3,000,000 and $2,996,249, respectively)	USD	2,989	$2,988,750
Credit Suisse Securities (USA) LLC, 0.07%, Open (Purchased on 9/17/13 to be repurchased at $1,167,746, collateralized by U.S. Treasury Notes, 0.75% due at 3/31/18, par and fair value of USD 1,200,000 and $1,180,031, respectively)		1,164	1,164,000
Credit Suisse Securities (USA) LLC, 0.07%, Open (Purchased on 9/17/13 to be repurchased at $4,538,961, collateralized by U.S. Treasury Notes, 1.13% due at 3/31/20, par and fair value of USD 4,800,000 and $4,604,626, respectively)		4,518	4,518,000
Credit Suisse Securities (USA) LLC, 0.07%, Open (Purchased on 9/26/13 to be repurchased at $32,262,211, collateralized by U.S. Treasury Notes, 1.50% due at 8/31/18, par and fair value of USD 31,950,000 and $32,309,033, respectively)		32,150	32,149,687
Credit Suisse Securities (USA) LLC, 0.10%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $105,402,041, collateralized by U.S. Treasury Notes, 2.50% due at 8/15/23, par and fair value of USD 103,846,400 and $107,021,955, respectively)		104,366	104,365,632
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 8/06/13 to be repurchased at $3,823,048, collateralized by Time Warner Cable, Inc., 4.00% due at 9/01/21, par and fair value of USD 4,010,000 and $3,766,834, respectively)		3,855	3,854,613
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 9/04/13 to be repurchased at $9,850,803, collateralized by Westpac Banking Corp., 2.25% due at 7/30/18, par and fair value of USD 10,000,000 and $10,148,150, respectively)		9,900	9,900,000
Deutsche Bank Securities, Inc., 0.02%, Open (Purchased on 9/12/13 to be repurchased at $750,348, collateralized by U.S. Treasury Notes, 2.50% due at 8/15/23, par and fair value of USD 772,000 and $795,607, respectively)		749	748,840
Deutsche Bank Securities, Inc., 0.05%, Open (Purchased on 10/10/13 to be repurchased at $596,372, collateralized by U.S. Treasury Bonds, 3.63% due at 8/15/43, par and fair value of USD 601,000 and $600,249, respectively)		587	587,477
Deutsche Bank Securities, Inc., 0.05%, 11/05/13 (Purchased on 10/31/13 to be repurchased at $9,110,601, collateralized by U.S. Treasury Notes, 2.00% due at 9/30/20, par and fair value of USD 9,000,000 and $9,043,596, respectively)		9,079	9,078,750

28	BLACKROCK FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (continued)
Deutsche Bank Securities, Inc., 0.06%, 11/05/13 (Purchased on 10/31/13 to be repurchased at $6,935,638, collateralized by U.S. Treasury Bonds, 3.63% due at 8/15/43, par and fair value of USD 6,769,800 and $6,761,338, respectively)	USD	6,812	$6,812,111
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.02)%, Open (Purchased on 10/17/13 to be repurchased at $629,897, collateralized by U.S. Treasury Notes, 2.00% due at 9/30/20, par and fair value of USD 630,000 and $633,052, respectively)		631	630,787
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01%, 11/12/13 (Purchased on 10/29/13 to be repurchased at $13,231,139, collateralized by U.S. Treasury Notes, 0.63% due at 4/30/18, par and fair value of USD 13,495,000 and $13,182,927, respectively)		13,225	13,225,100
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01%, 11/12/13 (Purchased on 10/29/13 to be repurchased at $9,989,445, collateralized by U.S. Treasury Notes, 0.25% due at 9/30/15, par and fair value of USD 10,000,000 and $9,991,020, respectively)		9,988	9,987,500
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.03%, 11/08/13 (Purchased on 10/08/13 to be repurchased at $1,877,379, collateralized by U.S. Treasury Notes, 1.00% due at 11/30/19, par and fair value of USD 1,900,000 and $1,824,891, respectively)		1,874	1,873,875
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.03%, 11/12/13 (Purchased on 10/29/13 to be repurchased at $1,716,842, collateralized by U.S. Treasury Notes, 2.00% due at 7/31/20, par and fair value of USD 1,688,000 and $1,702,243, respectively)		1,713	1,713,320
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, Open (Purchased on 10/15/13 to be repurchased at $47,420,544, collateralized by U.S. Treasury Notes, 1.75% due at 5/15/23, par and fair value of USD 50,998,000 and $47,631,316, respectively)		47,237	47,236,852
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, Open (Purchased on 10/08/13 to be repurchased at $13,531,826, collateralized by U.S. Treasury Bonds, 2.75% due at 11/15/42, par and fair value of USD 15,970,000 and $13,369,892, respectively)		13,335	13,334,941
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, Open (Purchased on 10/08/13 to be repurchased at $15,212,988, collateralized by U.S. Treasury Notes, 1.63% due at 11/15/22, par and fair value of USD 16,261,000 and $15,181,172, respectively)		15,143	15,143,052
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, Open (Purchased on 10/08/13 to be repurchased at $19,939,659, collateralized by U.S. Treasury Notes, 1.63% due at 8/15/22, par and fair value of USD 21,316,000 and $20,023,718, respectively)		19,851	19,850,519

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 11/08/13 (Purchased on 10/08/13 to be repurchased at $65,151, collateralized by U.S. Treasury Notes, 0.38% due at 11/15/15, par and fair value of USD 65,000 and $65,061, respectively)	USD	65	$65,081
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, Open (Purchased on 10/15/13 to be repurchased at $239,839, collateralized by U.S. Treasury Notes, 1.00% due at 5/31/18, par and fair value of USD 242,000 and $240,053, respectively)		239	239,277
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, Open (Purchased on 10/15/13 to be repurchased at $5,828,826, collateralized by U.S. Treasury Notes, 1.38% due at 5/31/20, par and fair value of USD 6,020,000 and $5,844,571, respectively)		5,809	5,809,296
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 11/12/13 (Purchased on 10/29/13 to be repurchased at $3,865,699, collateralized by U.S. Treasury Notes, 1.13% to 1.38% due from 12/31/19 to 1/31/20, aggregate par and fair value of USD 3,905,000 and $3,820,428, respectively)		3,841	3,841,481
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 11/12/13 (Purchased on 10/29/13 to be repurchased at $4,452,394, collateralized by U.S. Treasury Notes, 2.13% due at 8/31/20, par and fair value of USD 4,350,000 and $4,413,549, respectively)		4,437	4,437,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 11/12/13 (Purchased on 10/29/13 to be repurchased at $9,731,713, collateralized by U.S. Treasury Notes, 0.63% due at 7/15/16, par and fair value of USD 9,670,000 and $9,702,482, respectively)		9,718	9,718,350
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, 11/08/13 (Purchased on 10/08/13 to be repurchased at $157,773, collateralized by U.S. Treasury Notes, 0.63% due at 8/31/17, par and fair value of USD 160,000 and $158,200, respectively)		157	157,400
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, 11/08/13 (Purchased on 10/08/13 to be repurchased at $4,590,279, collateralized by U.S. Treasury Bonds, 2.75% due at 8/15/42, par and fair value of USD 5,435,000 and $4,558,607, respectively)		4,511	4,511,050
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, 11/08/13 (Purchased on 10/08/13 to be repurchased at $6,257,967, collateralized by U.S. Treasury Notes, 0.75% due at 12/31/17, par and fair value of USD 6,345,000 and $6,267,667, respectively)		6,242	6,241,894
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, 11/08/13 (Purchased on 10/08/13 to be repurchased at $889,889, collateralized by U.S. Treasury Notes, 0.25% due at 8/15/15, par and fair value of USD 890,000 and $889,687, respectively)		889	888,887

BLACKROCK FUNDS	OCTOBER 31, 2013	29

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (concluded)
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, 11/08/13 (Purchased on 10/08/13 to be repurchased at $1,399,613, collateralized by U.S. Treasury Bonds, 3.00% due at 5/15/42, par and fair value of USD 1,550,000 and $1,374,171, respectively)	USD	1,372	$1,371,750
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, 11/08/13 (Purchased on 10/08/13 to be repurchased at $2,144,915, collateralized by U.S. Treasury Notes, 0.50% due at 7/31/17, par and fair value of USD 2,180,000 and $2,148,662, respectively)		2,139	2,139,125
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, 11/08/13 (Purchased on 10/08/13 to be repurchased at $3,192,294, collateralized by U.S. Treasury Notes, 0.63% due at 9/30/17, par and fair value of USD 3,240,000 and $3,199,500, respectively)		3,183	3,183,300
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, 11/08/13 (Purchased on 10/08/13 to be repurchased at $3,720,044, collateralized by U.S. Treasury Notes, 0.63% due at 11/30/17, par and fair value of USD 3,780,000 and $3,720,643, respectively)		3,709	3,709,125

			648,008,372
	Shares
Money Market Funds — 36.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (g)(i)		1,336,294,218	1,336,294,218
Total Short-Term Securities (Cost — $1,978,136,942) — 53.4%			1,984,302,590

Options Purchased
(Cost — $2,953,540) — 0.0%			700,080
Total Investments Before Options Written, Borrowed Bonds and Securities Sold Short (Cost — $4,241,641,413*) — 116.3%			4,325,312,553

Options Written			Value
(Premiums Received — $563,166) — (0.0)%			(11,386)

Borrowed Bonds	Par (000)		Value
Corporate Bonds — (2.5)%
The ADT Corp., 4.88%, 7/15/42	EUR	2,109	(1,633,528)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 1.75%, 1/15/18	USD	6,640	(6,489,226)
Ford Motor Co., 4.75%, 1/15/43		5,500	(5,117,321)
Ford Motor Credit Co. LLC, 4.38%, 8/06/23		7,000	(7,196,602)
General Electric Capital Corp., 1.63%, 4/02/18		20,000	(19,969,440)
Intel Corp.:
2.70%, 12/15/22		2,500	(2,346,322)
4.25%, 12/15/42		2,230	(2,017,167)
International Business Machines Corp., 4.00%, 6/20/42		4,000	(3,598,720)
National Australia Bank Ltd., 2.30%, 7/25/18		10,000	(10,161,130)

Borrowed Bonds	Par (000)		Value
Corporate Bonds (concluded)
NBCUniversal Media LLC:
2.88%, 1/15/23	USD	6,500	$(6,270,582)
4.45%, 1/15/43		10,000	(9,458,420)
Texas Instruments, Inc., 1.00%, 5/01/18		2,900	(2,818,646)
Time Warner Cable, Inc., 4.00%, 9/01/21		4,010	(3,766,834)
Westpac Banking Corp., 2.25%, 7/30/18		10,000	(10,148,150)

			(90,992,088)
Foreign Government Obligations — (5.6)%
Buoni Poliennali Del Tesoro:
3.75%, 3/01/21-8/01/21	EUR	51,665	(71,614,505)
4.50%, 5/01/23-3/01/26		18,180	(25,743,561)
Kingdom of Spain:
3.75%, 10/31/18		12,270	(17,378,516)
4.10%, 7/30/18		14,870	(21,535,465)
4.60%, 7/30/19		20,000	(29,444,271)
5.50%, 4/30/21		3,610	(5,532,317)
Republic of France, 4.00%, 4/25/18		16,480	(25,478,405)
Republic of Portugal, 4.75%, 6/14/19		10,115	(13,149,459)

			(209,876,499)
U.S. Treasury Obligations — (9.6)%
U.S. Treasury Bonds:
2.75%, 8/15/42-11/15/42	USD	21,405	(17,928,499)
2.88%, 5/15/43		23,583	(20,233,655)
3.00%, 5/15/42		1,550	(1,374,171)
3.63%, 8/15/43		10,371	(10,357,836)
U.S. Treasury Notes:
0.25%, 8/15/15-9/30/15		10,890	(10,880,707)
0.38%, 11/15/15		65	(65,061)
0.50%, 7/31/17		2,180	(2,148,662)
0.63%, 7/15/16-4/30/18		30,345	(29,963,752)
0.75%, 12/31/17-3/31/18		7,545	(7,447,698)
1.00%, 5/31/18-11/30/19		2,142	(2,064,944)
1.13%, 12/31/19-3/31/20		4,805	(4,609,454)
1.38%, 1/31/20-5/31/20		9,920	(9,660,171)
1.50%, 8/31/18		31,950	(32,309,033)
1.63%, 8/15/22-11/15/22		37,577	(35,204,890)
1.75%, 5/15/23		50,998	(47,631,316)
2.00%, 7/31/20-9/30/20		11,318	(11,378,891)
2.13%, 8/31/20		4,350	(4,413,549)
2.50%, 8/15/23		108,223	(107,817,562)

			(355,489,851)
Total Borrowed Bonds (Proceeds — $ 647,273,629) — (17.7)%			(656,358,438)

Securities Sold Short
Corporate Bonds — (0.1)%
Microsoft Corp., 2.38%, 5/01/23		5,000	(4,605,240)
Total Securities Sold Short (Proceeds — $ 4,631,250) — (0.1)%			(4,605,240)
Total Investments Net of Options Written, Borrowed Bonds and Securities Sold Short — 98.5%			3,664,337,489
Other Assets Less Liabilities — 1.5%			55,618,231

Net Assets — 100.0%			$3,719,955,720

30	BLACKROCK FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Notes to Schedule of Investments

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,241,954,893

Gross unrealized appreciation	$85,812,169
Gross unrealized depreciation	(2,454,509)

Net unrealized appreciation	$83,357,660

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Convertible security.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Represents a zero-coupon bond. Rate shown reflects the annualized yield at date of purchase.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Shares Purchased		Shares Held at October 31, 2013	Value at October 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,153,874,067	182,420,151	[1]	1,336,294,218	$1,336,294,218	$126,073
iShares Transportation Average ETF	—	10,385		10,385	$1,294,386	—

[1]	Represents net shares purchased.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	Represents the current yield as of report date.

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(30)	E-Mini Dow Futures	Chicago Board of Trade	December 2013	USD	2,321,550	$(45,439)
(172)	E-Mini NASDAQ 100 Futures	Chicago Mercantile	December 2013	USD	11,589,360	(6,656)
(68)	E-Mini S&P 500 Futures	Chicago Mercantile	December 2013	USD	5,953,400	12,901
(1,790)	Euro-Bobl	Eurex	December 2013	USD	304,502,451	(4,580,034)
(1,399)	Euro-Bund	Eurex	December 2013	USD	269,728,856	(5,790,198)
(18)	Euro-Schatz	Eurex	December 2013	USD	2,701,063	(9,325)
(517)	Gilt British	London	December 2013	USD	92,230,535	(1,821,178)
(36)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2013	USD	4,380,750	(74,507)
(168)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	USD	21,396,375	(471,176)
(91)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	December 2013	USD	12,267,938	(88,042)
(29)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	December 2013	USD	4,178,719	(71,439)
Total						$(12,945,093)

•	Foreign currency exchange contracts as of October 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	19,641,726	EUR	14,450,000	HSBC Bank PLC	11/04/13	$22,009
USD	35,892,272	EUR	26,000,000	Barclays Bank PLC	11/21/13	589,137
USD	137,789	EUR	100,000	BNP Paribas S.A.	11/21/13	2,008
USD	882,615,951	EUR	645,564,622	BNP Paribas S.A.	11/21/13	6,059,987
USD	17,026,034	EUR	12,352,000	Citibank N.A.	11/21/13	254,329
USD	5,715,901	CHF	5,153,422	Deutsche Bank AG	1/23/14	32,344
USD	14,034,902	GBP	8,650,000	Barclays Bank PLC	1/23/14	174,631
USD	206,885,439	GBP	128,183,000	Barclays Bank PLC	1/23/14	1,492,242
USD	2,354,487	SEK	15,134,000	Deutsche Bank AG	1/23/14	23,828
Total						$8,650,515

BLACKROCK FUNDS	OCTOBER 31, 2013	31

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	Exchange-traded options purchased as of October 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
SPDR S&P 500 ETF Trust	Put	USD	171.00	1/18/14	2,256	$600,096

•	Over-the-counter credit default swaptions purchased as of October 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
Bought protection on 5-Year Credit Default Swaps	Citibank N.A.	Put	EUR	400.00	Pay	iTraxx Crossover Series 20 Version 1	11/20/13	EUR	45,570	$39,988
Bought protection on 5-Year Credit Default Swaps	JPMorgan Chase Bank N.A.	Put	EUR	400.00	Pay	iTraxx Crossover Series 20 Version 1	11/20/13	EUR	68,370	59,996
Total										$99,984

•	Over-the-counter credit default swaptions written as of October 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Rating	Expiration Date	Notional Amount (000)		Market Value
Sold protection on
5-Year Credit Default Swaps	Citibank N.A.	Put	EUR	500.00	Receive	iTraxx Crossover Series 20 Version 1	BB-	11/20/13	EUR	45,570	$(4,554)
Sold protection on 5-Year Credit Default Swaps	JPMorgan Chase Bank N.A.	Put	EUR	500.00	Receive	iTraxx Crossover Series 20 Version 1	BB-	11/20/13	EUR	68,370	(6,832)
Total											$(11,386)

•	Centrally cleared credit default swaps — buy protection outstanding as of October 31, 2013 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 20 Version 1	5.00%	Chicago Mercantile	6/20/18	USD	3,249	$(73,567)
iTraxx Europe Series 20 Version 1	1.00%	Intercontinental Exchange	12/20/18	EUR	412,540	4,119,518
CDX.NA.IG Series 21 Version 1	1.00%	Chicago Mercantile	12/20/18	USD	160,226	(360,347)
Total						$3,685,604

•	Over-the-counter credit default swaps — buy protection outstanding as of October 31, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Kingdom of Spain	1.00%	JPMorgan Chase Bank N.A.	6/20/14	USD	4,990	$(26,659)	$45,315	$(71,974)
Republic of Portugal	1.00%	JPMorgan Chase Bank N.A.	6/20/15	USD	8,050	211,683	388,239	(176,556)
Republic of Portugal	1.00%	JPMorgan Chase Bank N.A.	6/20/15	USD	3,750	98,610	65,910	32,700
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase Bank N.A.	12/20/15	EUR	45,900	(972,314)	(335,367)	(636,947)
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase Bank N.A.	12/20/15	EUR	44,571	(944,162)	(325,657)	(618,505)
Republic of Portugal	1.00%	Barclays Bank PLC	12/20/15	USD	900	35,697	59,770	(24,073)
Republic of Portugal	1.00%	Deutsche Bank AG	12/20/15	USD	1,100	43,630	73,052	(29,422)
CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	USD	4,000	(127,791)	58,950	(186,741)
CDX.NA.IG Series 17 Version 1	1.00%	Morgan Stanley Capital Services LLC	12/20/16	USD	1,000	(31,948)	669	(32,617)
Republic of Ireland	1.00%	Citibank N.A.	12/20/16	USD	500	(3,980)	73,578	(77,558)
Republic of Ireland	1.00%	Citibank N.A.	12/20/16	USD	200	(1,592)	28,822	(30,414)
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	500	(2,941)	63,772	(66,713)
Banco de Sabadell SA	5.00%	BNP Paribas S.A.	6/20/17	EUR	185	(25,335)	6,586	(31,921)
La Caixa	3.00%	BNP Paribas S.A.	6/20/17	EUR	185	(18,717)	(1,888)	(16,829)
La Caixa	3.00%	BNP Paribas S.A.	6/20/17	EUR	140	(14,165)	(1,152)	(13,013)

32	BLACKROCK FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	Over-the-counter credit default swaps — buy protection outstanding as of October 31, 2013 were as follows: (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Portugal	1.00%	Citibank N.A.	6/20/17	USD	1,000	$79,180	$242,990	$(163,810)
Banco Bilbao Vizcaya Argentaria SA	3.00%	Citibank N.A.	9/20/17	EUR	230	(18,328)	10,258	(28,586)
Banco de Sabadell SA	5.00%	JPMorgan Chase Bank N.A.	9/20/17	EUR	650	(91,562)	25,966	(117,528)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/17	EUR	184	(15,244)	16,221	(31,465)
Peugeot SA	5.00%	Citibank N.A.	9/20/17	EUR	1,070	(88,651)	102,450	(191,101)
Banco Bilbao Vizcaya Argentaria SA	3.00%	BNP Paribas S.A.	12/20/17	EUR	300	(24,108)	11,640	(35,748)
Banco Popular Espanol SA	5.00%	BNP Paribas S.A.	12/20/17	EUR	800	(83,181)	41,299	(124,480)
Clariant AG	1.00%	BNP Paribas S.A.	12/20/17	EUR	1,900	(22,606)	152,421	(175,027)
Clariant AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	EUR	540	(5,641)	37,623	(43,264)
Compagnie de Saint-Gobain SA	1.00%	Goldman Sachs Bank USA	12/20/17	EUR	500	(3,788)	15,854	(19,642)
Compagnie de Saint-Gobain SA	1.00%	JPMorgan Chase Bank N.A.	12/20/17	EUR	25	(190)	993	(1,183)
Deutsche DSM	1.00%	Deutsche Bank AG	12/20/17	EUR	500	(18,380)	(9,013)	(9,367)
Finmeccanica SpA	5.00%	BNP Paribas S.A.	12/20/17	EUR	450	(72,624)	(18,761)	(53,863)
Banco Bilbao Vizcaya Argentaria SA	3.00%	BNP Paribas S.A.	3/20/18	EUR	150	(12,051)	497	(12,548)
Banco de Sabadell SA	5.00%	Barclays Bank PLC	3/20/18	EUR	790	(116,227)	(32,912)	(83,315)
Banco de Sabadell SA	5.00%	JPMorgan Chase Bank N.A.	3/20/18	EUR	780	(114,756)	(40,589)	(74,167)
Compagnie de Saint-Gobain SA	1.00%	JPMorgan Chase Bank N.A.	3/20/18	EUR	780	(2,488)	30,012	(32,500)
Deutsche Bank AG	1.00%	Barclays Bank PLC	3/20/18	EUR	3,700	(43,746)	(1,850)	(41,896)
Deutsche Bank AG	1.00%	Citibank N.A.	3/20/18	EUR	1,500	(17,734)	(1,504)	(16,230)
Expedia, Inc.	1.00%	Credit Suisse International	3/20/18	USD	1,000	12,758	40,190	(27,432)
Expedia, Inc.	1.00%	Goldman Sachs Bank USA	3/20/18	USD	1,500	19,137	57,327	(38,190)
Expedia, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/18	USD	1,000	11,850	31,226	(19,376)
Koninklijke DSM NV	1.00%	Credit Suisse International	3/20/18	EUR	7,600	(279,555)	(151,708)	(127,847)
Marks & Spencer Group PLC	1.00%	Credit Suisse International	3/20/18	EUR	1,320	17,010	60,009	(42,999)
Republic of Ireland	1.00%	Bank of America N.A.	3/20/18	USD	850	2,790	27,572	(24,782)
Republic of Ireland	1.00%	Deutsche Bank AG	3/20/18	USD	1,000	3,282	32,437	(29,155)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	6,750	236,655	363,381	(126,726)
Apache Corp.	1.00%	Bank of America N.A.	6/20/18	USD	1,250	(27,390)	(5,500)	(21,890)
AXA SA	1.00%	Barclays Bank PLC	6/20/18	EUR	4,870	9,133	123,989	(114,856)
AXA SA	1.00%	BNP Paribas S.A.	6/20/18	EUR	1,995	3,741	102,300	(98,559)
AXA SA	1.00%	Credit Suisse International	6/20/18	EUR	2,145	4,022	112,228	(108,206)
Banco Bilbao Vizcaya Argentaria SA	3.00%	Goldman Sachs International	6/20/18	EUR	1,200	(96,249)	(6,055)	(90,194)
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	2,000	(41,048)	(25,707)	(15,341)
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	2,000	(40,016)	(22,228)	(17,788)
ConocoPhillips	1.00%	Citibank N.A.	6/20/18	USD	1,250	(46,062)	(35,091)	(10,971)
ConocoPhillips	1.00%	Citibank N.A.	6/20/18	USD	1,250	(46,062)	(34,619)	(11,443)
Credit Agricole SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	2,070	(233,017)	(93,606)	(139,411)
Haliburton Co.	1.00%	Barclays Bank PLC	6/20/18	USD	1,250	(42,683)	(24,672)	(18,011)
Haliburton Co.	1.00%	Citibank N.A.	6/20/18	USD	1,250	(42,683)	(25,922)	(16,761)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	10,350	52,279	1,331,859	(1,279,580)
iTraxx Sub Financials Series 19 Version 1	1.00%	Citibank N.A.	6/20/18	EUR	3,010	8,936	65,617	(56,681)
Occidental Petroleum Corp.	1.00%	Citibank N.A.	6/20/18	USD	1,250	(24,636)	(26,397)	1,761
Occidental Petroleum Corp.	1.00%	Citibank N.A.	6/20/18	USD	1,250	(24,636)	(23,622)	(1,014)
Renault SA	1.00%	Credit Suisse International	6/20/18	EUR	1,000	41,615	85,589	(43,974)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	6,590	75,627	109,838	(34,211)

BLACKROCK FUNDS	OCTOBER 31, 2013	33

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	Over-the-counter credit default swaps — buy protection outstanding as of October 31, 2013 were as follows: (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	7,125	$81,767	$134,499	$(52,732)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	7,135	81,881	103,410	(21,529)
Société Générale SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	2,070	(247,102)	(91,297)	(155,805)
Arrow Electronics, Inc.	1.00%	BNP Paribas S.A.	9/20/18	USD	4,920	13,625	31,855	(18,230)
Arrow Electronics, Inc.	1.00%	Deutsche Bank AG	9/20/18	USD	5,000	8,685	21,253	(12,568)
Arrow Electronics, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	5,000	13,847	35,126	(21,279)
British Airways PLC	5.00%	Citibank N.A.	9/20/18	EUR	4,500	(736,231)	(567,118)	(169,113)
Caterpillar, Inc.	1.00%	BNP Paribas S.A.	9/20/18	USD	2,000	(37,994)	(19,473)	(18,521)
Caterpillar, Inc.	1.00%	Citibank N.A.	9/20/18	USD	2,000	(40,016)	(22,265)	(17,751)
Caterpillar, Inc.	1.00%	Credit Suisse International	9/20/18	USD	5,000	(94,984)	(27,403)	(67,581)
Citigroup, Inc.	1.00%	Goldman Sachs Bank USA	9/20/18	USD	10,000	(77,537)	42,542	(120,079)
The Dow Chemical Co.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	5,000	(56,100)	(22,719)	(33,381)
Firstenergy Corp.	1.00%	Barclays Bank PLC	9/20/18	USD	3,100	60,456	79,311	(18,855)
Firstenergy Corp.	1.00%	Barclays Bank PLC	9/20/18	USD	900	17,552	33,489	(15,937)
HSBC Bank PLC	1.00%	Goldman Sachs Bank USA	9/20/18	EUR	10,000	(152,048)	(10,845)	(141,203)
Monsanto Co.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	5,000	(155,333)	(129,798)	(25,535)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/18	EUR	1,254	(73,045)	44,092	(117,137)
Peugeot SA	5.00%	BNP Paribas S.A.	9/20/18	EUR	10,880	(633,756)	382,548	(1,016,304)
Praxair, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	5,000	(142,077)	(112,874)	(29,203)
Abbott Laboratories	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	15,000	(546,369)	(526,119)	(20,250)
Banco Bilbao Vizcaya Argentaria SA	3.00%	Deutsche Bank AG	12/20/18	EUR	2,380	(191,284)	(176,296)	(14,988)
Beazer Homes USA, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	4,500	(115,846)	(34,802)	(81,044)
Boston Scientific Corp.	1.00%	Credit Suisse International	12/20/18	USD	15,000	(231,845)	(191,266)	(40,579)
Cardinal Health, Inc.	1.00%	Barclays Bank PLC	12/20/18	USD	15,000	(480,147)	(456,611)	(23,536)
Dell, Inc.	1.00%	Goldman Sachs International	12/20/18	USD	5,000	631,818	760,496	(128,678)
Exelon Corp.	1.00%	Barclays Bank PLC	12/20/18	USD	1,800	39,975	40,545	(570)
Exelon Corp.	1.00%	Deutsche Bank AG	12/20/18	USD	10,700	(183,423)	(161,661)	(21,762)
Exelon Corp.	1.00%	Deutsche Bank AG	12/20/18	USD	6,700	(114,854)	(101,638)	(13,216)
Exelon Corp.	1.00%	Deutsche Bank AG	12/20/18	USD	5,300	(91,444)	(83,091)	(8,353)
International Business Machines Corp.	1.00%	Goldman Sachs International	12/20/18	USD	15,000	(489,234)	(456,611)	(32,623)
iTraxx Sub Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	38,550	474,990	545,951	(70,961)
iTraxx Sub Financials Series 20 Version 1	1.00%	Deutsche Bank AG	12/20/18	EUR	38,115	469,631	541,352	(71,721)
KB Home	5.00%	Credit Suisse International	12/20/18	USD	2,200	(183,292)	(141,332)	(41,960)
KB Home	5.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	2,300	(191,623)	(133,892)	(57,731)
Microsoft Corp.	1.00%	Credit Suisse International	12/20/18	USD	11,841	355,735	(347,355)	703,090
Microsoft Corp.	1.00%	Goldman Sachs International	12/20/18	USD	3,159	(102,703)	(94,538)	(8,165)
The Western Union Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	8,200	102,694	125,077	(22,383)
The Western Union Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	1,800	22,543	28,736	(6,193)
Total						$(5,890,399)	$1,893,907	$(7,784,306)

•	Centrally cleared credit default swaps — sold protection outstanding as of October 31, 2013 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
CDX.NA.IG Series 20 Version 1	1.00%	Chicago Mercantile	6/20/18	BBB+	USD	10,700	$(58,081)

34	BLACKROCK FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	Over-the-counter credit default swaps — sold protection outstanding as of October 31, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Norske Skogindustrier ASA	5.00%	Credit Suisse International	12/20/14	CCC	EUR	5,770	$(1,017,857)	$(1,237,751)	$219,894
CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	BBB+	USD	5,000	159,738	(59,984)	219,722
Republic of Italy	1.00%	Citibank N.A.	12/20/16	BBB	USD	500	(7,442)	(50,694)	43,252
Republic of Italy	1.00%	Citibank N.A.	12/20/16	BBB	USD	200	(2,977)	(19,840)	16,863
Sunrise Communications Holdings SA	5.00%	Credit Suisse International	3/20/17	B-	EUR	500	57,958	(23,201)	81,159
Sunrise Communications Holdings SA	5.00%	Citibank N.A.	6/20/17	B-	EUR	290	32,655	(18,004)	50,659
Ardagh Packaging Finance PLC	5.00%	Barclays Bank PLC	9/20/17	CCC+	EUR	90	7,206	(7,314)	14,520
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	9/20/17	CCC+	EUR	140	11,209	(11,691)	22,900
CDX.NA.HY Series 19 Version 1	5.00%	Credit Suisse International	12/20/17	B+	USD	4,000	365,561	88,316	277,245
E. ON AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	A-	EUR	500	11,919	5,353	6,566
Imperial Tobacco Group PLC	1.00%	Citibank N.A.	12/20/17	BBB	EUR	500	12,180	(1,319)	13,499
Imperial Tobacco Group PLC	1.00%	Deutsche Bank AG	12/20/17	BBB	EUR	1,000	24,360	5,987	18,373
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase Bank N.A.	12/20/17	A-	EUR	34,400	680,453	(274,076)	954,529
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase Bank N.A.	12/20/17	A-	EUR	22,950	453,965	(182,851)	636,816
Sabre Holdings Corp. TSG	5.00%	Goldman Sachs International	12/20/17	CCC+	USD	1,000	103,870	(51,662)	155,532
Sunrise Communications Holdings SA	5.00%	Credit Suisse International	12/20/17	B-	EUR	490	51,422	18,235	33,187
Sunrise Communications Holdings SA	5.00%	Goldman Sachs International	12/20/17	B-	EUR	570	59,817	16,548	43,269
ThyssenKrupp AG	1.00%	Credit Suisse International	12/20/17	BB	EUR	800	(46,664)	(73,884)	27,220
ThyssenKrupp AG	1.00%	Goldman Sachs International	12/20/17	BB	EUR	600	(34,998)	(56,865)	21,867
ThyssenKrupp AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	BB	EUR	540	(31,499)	(51,179)	19,680
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	3/20/18	CCC+	EUR	1,350	86,423	14,294	72,129
Ardagh Packaging Finance PLC	5.00%	Deutsche Bank AG	3/20/18	CCC+	EUR	1,420	90,904	15,705	75,199
Glencore Xstrata PLC	1.00%	JPMorgan Chase Bank N.A.	3/20/18	BBB	EUR	2,590	(49,209)	(120,958)	71,749
Intesa Sanpaolo SpA	1.00%	Bank of America N.A.	3/20/18	BBB	EUR	2,600	(125,208)	(227,591)	102,383
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/18	BB	EUR	2,500	437,547	255,311	182,236
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/18	BB	EUR	2,000	350,037	212,610	137,427
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB	EUR	5,050	(149,932)	(275,234)	125,302
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB	USD	59	(2,069)	(4,163)	2,094
Sabre Holdings Corp. TSG	5.00%	Goldman Sachs International	3/20/18	CCC+	USD	1,500	151,743	(26,297)	178,040
Sabre Holdings Corp. TSG	5.00%	Goldman Sachs International	3/20/18	CCC+	USD	1,500	151,743	(26,067)	177,810
Schaeffler Finance BV	5.00%	Barclays Bank PLC	3/20/18	B+	EUR	650	118,386	27,923	90,463
Schaeffler Finance BV	5.00%	Barclays Bank PLC	3/20/18	B+	EUR	640	116,564	35,169	81,395
Schaeffler Finance BV	5.00%	Credit Suisse International	3/20/18	B+	EUR	640	116,564	35,169	81,395
Sunrise Communications Holdings SA	5.00%	Citibank N.A.	3/20/18	B-	EUR	930	92,126	35,204	56,922
Sunrise Communications Holdings SA	5.00%	Goldman Sachs International	3/20/18	B-	EUR	990	98,069	42,367	55,702
Swiss Reinsurnace Co. Ltd.	1.00%	Barclays Bank PLC	3/20/18	AA-	EUR	3,700	88,599	7,074	81,525

BLACKROCK FUNDS	OCTOBER 31, 2013	35

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	Over-the-counter credit default swaps — sold protection outstanding as of October 31, 2013 were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swiss Reinsurnace Co. Ltd.	1.00%	Citibank N.A.	3/20/18	AA-	EUR	1,500	$35,919	$2,354	$33,565
ThyssenKrupp AG	1.00%	Credit Suisse International	3/20/18	BB	EUR	1,450	(98,384)	(110,512)	12,128
UniCredit SpA	3.00%	Barclays Bank PLC	3/20/18	BBB	EUR	1,300	68,996	3,129	65,867
UniCredit SpA	3.00%	JPMorgan Chase Bank N.A.	3/20/18	BBB	EUR	2,600	137,991	13,064	124,927
Advanced Micro Devices, Inc.	5.00%	Goldman Sachs International	6/20/18	B	USD	1,000	(10,847)	(74,521)	63,674
Advanced Micro Devices, Inc.	5.00%	Morgan Stanley Capital Services LLC	6/20/18	B	USD	1,600	(17,355)	(93,078)	75,723
Allianz SE	1.00%	JPMorgan Chase Bank N.A.	6/20/18	AA	EUR	4,550	126,217	(11,142)	137,359
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	6/20/18	CCC+	EUR	1,700	92,269	84,292	7,977
Aviva PLC	1.00%	Barclays Bank PLC	6/20/18	Not Rated	EUR	4,870	(14,421)	(115,889)	101,468
Aviva PLC	1.00%	BNP Paribas S.A.	6/20/18	Not Rated	EUR	1,995	(5,907)	(101,259)	95,352
Aviva PLC	1.00%	Credit Suisse International	6/20/18	Not Rated	EUR	2,145	(6,351)	(108,312)	101,961
Compagnie de Saint-Gobain SA	1.00%	Bank of America N.A.	6/20/18	BBB	EUR	1,305	(1,702)	(35,704)	34,002
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/18	A	EUR	1,480	13,702	(4,629)	18,331
Glencore Xstrata PLC	1.00%	Citibank N.A.	6/20/18	BBB	EUR	1,110	(28,536)	(75,846)	47,310
Glencore Xstrata PLC	1.00%	Credit Suisse International	6/20/18	BBB	EUR	1,890	(48,588)	(76,562)	27,974
Glencore Xstrata PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB	EUR	2,210	(56,815)	(170,362)	113,547
Glencore Xstrata PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB	EUR	340	(8,741)	(14,341)	5,600
iTraxx Sub Financials Series 19 Version 1	1.00%	Barclays Bank PLC	6/20/18	A	EUR	7,070	(20,987)	(146,409)	125,422
iTraxx Sub Financials Series 19 Version 1	1.00%	Barclays Bank PLC	6/20/18	A	EUR	4,450	(13,210)	(108,272)	95,062
iTraxx Sub Financials Series 19 Version 1	1.00%	Deutsche Bank AG	6/20/18	A	EUR	45,000	(133,579)	(1,242,004)	1,108,425
iTraxx Sub Financials Series 19 Version 1	1.00%	Deutsche Bank AG	6/20/18	A	EUR	8,130	(24,133)	(175,367)	151,234
iTraxx Sub Financials Series 19 Version 1	1.00%	Deutsche Bank AG	6/20/18	A	EUR	4,800	(14,249)	(137,195)	122,946
Muenchener Rueckversi-cherungs AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	Not Rated	EUR	4,550	128,737	38,011	90,726
RWE AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB+	EUR	4,060	50,372	45,350	5,022
Schaeffler Finance BV	5.00%	Barclays Bank PLC	6/20/18	B+	EUR	1,000	182,362	126,972	55,390
Solvay SA	1.00%	Credit Suisse International	6/20/18	BBB+	EUR	1,890	23,596	1,903	21,693
Sunrise Communications Holdings SA	5.00%	Credit Suisse International	6/20/18	B-	EUR	1,500	139,013	87,244	51,769
Telecom Italia SpA	1.00%	Bank of America N.A.	6/20/18	BBB-	EUR	2,210	(219,633)	(259,033)	39,400
Telecom Italia SpA	1.00%	Barclays Bank PLC	6/20/18	BBB-	EUR	1,095	(108,823)	(140,048)	31,225
Telecom Italia SpA	1.00%	Goldman Sachs International	6/20/18	BBB-	EUR	1,115	(110,810)	(125,257)	14,447
Tesco PLC	1.00%	Goldman Sachs International	6/20/18	BBB+	EUR	4,060	77,633	70,868	6,765
ThyssenKrupp AG	1.00%	Barclays Bank PLC	6/20/18	BB	EUR	1,000	(77,589)	(75,190)	(2,399)
ThyssenKrupp AG	1.00%	Credit Suisse International	6/20/18	BB	EUR	1,200	(93,107)	(111,429)	18,322
Vinci SA	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB+	EUR	1,890	26,637	3,012	23,625
Advanced Micro Devices, Inc.	5.00%	Goldman Sachs International	9/20/18	B	USD	1,000	(19,781)	(75,163)	55,382
Advanced Micro Devices, Inc.	5.00%	Goldman Sachs International	9/20/18	B	USD	750	(14,836)	(30,448)	15,612

36	BLACKROCK FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	Over-the-counter credit default swaps — sold protection outstanding as of October 31, 2013 were as follows: (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Advanced Micro Devices, Inc.	5.00%	JPMorgan Chase Bank N.A.	9/20/18	B	USD	1,000	$(19,782)	$(66,005)	$46,223
Ford Motor Co.	5.00%	Bank of America N.A.	9/20/18	BBB-	USD	2,500	466,644	399,395	67,249
Ford Motor Co.	5.00%	Barclays Bank PLC	9/20/18	BBB-	USD	2,500	466,643	387,542	79,101
Ford Motor Co.	5.00%	Citibank N.A.	9/20/18	BBB-	USD	2,000	369,972	324,183	45,789
Ford Motor Co.	5.00%	Goldman Sachs International	9/20/18	BBB-	USD	3,000	559,973	449,599	110,374
General Electric Capital Corp.	1.00%	Deutsche Bank AG	9/20/18	AA+	USD	20,000	309,423	(195,029)	504,452
MGIC Investment Corp.	5.00%	Bank of America N.A.	9/20/18	B-	USD	2,150	118,888	91,891	26,997
Radian Group, Inc.	5.00%	Bank of America N.A.	9/20/18	B-	USD	2,150	144,626	143,507	1,119
Schaeffler Finance BV	5.00%	Citibank N.A.	9/20/18	B+	EUR	2,400	437,509	297,869	139,640
Telecom Italia SpA	1.00%	Goldman Sachs International	9/20/18	BBB-	EUR	3,650	(404,879)	(535,357)	130,478
ThyssenKrupp AG	1.00%	Bank of America N.A.	9/20/18	BB	EUR	1,560	(136,233)	(177,593)	41,360
Thyssenkrupp AG	1.00%	Citibank N.A.	9/20/18	BB	EUR	2,230	(194,743)	(272,775)	78,032
Thyssenkrupp AG	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BB	EUR	2,230	(194,743)	(273,908)	79,165
TRW Automotive, Inc.	1.00%	Goldman Sachs International	9/20/18	BBB-	USD	3,000	(36,118)	(58,809)	22,691
TRW Automotive, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB-	USD	2,500	(30,099)	(45,764)	15,665
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/18	BBB	USD	3,000	5,204	(31,996)	37,200
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/18	BBB	USD	2,750	4,770	(30,370)	35,140
Valero Energy Corp.	1.00%	Goldman Sachs International	9/20/18	BBB	USD	2,750	4,770	(30,370)	35,140
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	12/20/18	CCC+	EUR	2,000	67,367	(30,201)	97,568
Barrick Gold Corp.	1.00%	Citibank N.A.	12/20/18	BBB	USD	4,500	237,696	(220,615)	458,311
General Motors Co.	5.00%	Barclays Bank PLC	12/20/18	BB+	USD	4,450	740,057	670,524	69,533
Genworth Holdings, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	BBB-	USD	10,000	1,698,651	1,561,670	136,981
K. Hovnanian Enterprises, Inc.	5.00%	Credit Suisse International	12/20/18	CCC	USD	2,200	4,479	(57,775)	62,254
K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	CCC	USD	4,500	9,163	(108,904)	118,067
K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	CCC	USD	2,300	4,683	(64,819)	69,502
Norske Skogindustrier ASA	5.00%	Credit Suisse International	12/20/18	CCC	EUR	1,140	(669,603)	(607,255)	(62,348)
Portugal Telecom International Finance BV	5.00%	Goldman Sachs International	12/20/18	BB	EUR	1,150	144,884	87,090	57,794
UniCredit SpA	3.00%	Deutsche Bank AG	12/20/18	BBB	EUR	2,380	112,859	98,407	14,452
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA+	USD	4,035	(277,544)	(300,990)	23,446
Republic of France	0.25%	Citibank N.A.	6/20/23	AA+	USD	4,350	(299,211)	(342,679)	43,468
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA+	USD	4,350	(299,211)	(318,413)	19,202
Total							$5,764,318	$(4,385,083)	$10,149,401

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FUNDS	OCTOBER 31, 2013	37

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	Over-the-counter total return swaps outstanding as of October 31, 2013 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Contract Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
International Airlines Group SA	GBP 3-month LIBOR[1]	JPMorgan Chase Bank N.A.	8/29/14	246,146	$(151,409)	—	$(151,409)
Enterprise Inns PLC	GBP 1-month LIBOR Minus 0.30%[1]	Credit Suisse International	9/05/14	713,533	(113,954)	—	(113,954)
Enterprise Inns PLC	GBP 3-month LIBOR Plus 0.15%[1]	JPMorgan Chase Bank N.A.	9/10/14	65,912	2,411	—	2,411
Enterprise Inns PLC	GBP 3-month LIBOR Plus 0.15%[1]	JPMorgan Chase Bank N.A.	9/10/14	38,877	1,472	—	1,472
Enterprise Inns PLC	GBP 3-month LIBOR Plus 0.15%[1]	JPMorgan Chase Bank N.A.	9/10/14	27,240	1,200	—	1,200
United Technologies Corp.	USD 3-month LIBOR Minus 0.30%[1]	Bank of America N.A.	9/15/14	9,250	3,067	—	3,067
United Technologies Corp.	USD 3-month LIBOR Minus 0.30%[1]	Bank of America N.A.	9/26/14	9,206	(5,185)	—	(5,185)
International Airlines Group SA	GBP 1-month LIBOR Minus 0.30%[1]	Credit Suisse International	11/17/14	45,020	3,700	—	3,700
Total					$(258,698)	—	$(258,698)

[1]	Fund pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 1 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

38	BLACKROCK FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$23,112,109	$69,904,867	$93,016,976
Common Stocks	$21,372,417	5,161,926	—	26,534,343
Corporate Bonds	—	1,754,986,118	—	1,754,986,118
Floating Rate Loan Interests	—	171,057,780	6,365,888	177,423,668
Foreign Agency Obligations	—	24,230,631	—	24,230,631
Foreign Government Obligations	—	67,228,574	—	67,228,574
Investment Companies	1,294,386	—	—	1,294,386
Non-Agency Mortgage-Backed Securities	—	30,002,697	—	30,002,697
Preferred Securities	35,874,527	85,448,901	—	121,323,428
U.S. Treasury Obligations	—	44,269,062	—	44,269,062
Short-Term Securities:
Borrowed Bond Agreements	—	648,008,372	—	648,008,372
Money Market Funds	1,336,294,218	—	—	1,336,294,218
Options Purchased:
Equity Contracts	600,096	—	—	600,096
Credit Contracts	—	99,984	—	99,984
Unfunded Loan Commitments	—	1,153,599	—	1,153,599
Liabilities:
Investments in Securities:
Borrowed Bonds	—	(656,358,438)	—	(656,358,438)
Securities Sold Short	—	(4,605,240)	—	(4,605,240)
Total	$1,395,435,644	$2,193,796,075	$76,270,755	$3,665,502,474

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$15,071,217	—	$15,071,217
Equity contracts	$12,901	11,850	—	24,751
Foreign currency exchange contracts	—	8,650,515	—	8,650,515
Liabilities:
Credit contracts	—	(9,089,985)	—	(9,089,985)
Equity contracts	(52,095)	(270,548)	—	(322,643)
Interest rate contracts	(12,905,899)	—	—	(12,905,899)
Total	$(12,945,093)	$14,373,049	—	$1,427,956

[1]     Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$25,045,624	—	—	$25,045,624
Cash pledged for financial futures contracts	10,329,000	—	—	10,329,000
Cash pledged as collateral for over-the-counter derivatives	9,004,000	—	—	9,004,000
Cash pledged as collateral for borrowed bond agreements	949,333	—	—	949,333
Liabilities:
Bank overdraft	—	$(1,361,803)	—	(1,361,803)
Cash received as collateral for swap contracts	—	(1,500,000)	—	(1,500,000)
Total	$45,327,957	$(2,861,803)	—	$42,466,154

There were no transfers between Level 1 and Level 2 during the period ended October 31, 2013.

BLACKROCK FUNDS	OCTOBER 31, 2013	39

Schedule of Investments (concluded)	BlackRock Global Long/Short Credit Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of July 31, 2013	$22,068,261	$6,307,006	$28,375,267
Transfers into Level 3	11,655,702	3,212,022	14,867,724
Transfers out of Level 3	—	(2,862,825)	(2,862,825)
Accrued discounts/premiums	28,531	15,034	43,565
Net realized gain (loss)	40,106	24,171	64,277
Net change in unrealized appreciation/depreciation[1]	121,766	(39,495)	82,271
Purchases	37,844,251	—	37,844,251
Sales	(1,853,750)	(290,025)	(2,143,775)
Closing Balance, as of October 31, 2013	$69,904,867	$6,365,888	$76,270,755

[1]	The change in unrealized appreciation/depreciation on investments still held as of October 31, 2013 was $144,999.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

40	BLACKROCK FUNDS	OCTOBER 31, 2013

Item2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: December 23, 2013

2